FILE NOS. 33-32246
811-5968

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 30
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 34
(Check appropriate box or boxes)

JOHN HANCOCK MUNICIPAL SECURITIES
TRUST
(Exact Name of Registrant as Specified in Charter)

601 Congress Street
Boston, Massachusetts 02210-2805
(Address of Principal Executive Offices)

Registrant's Telephone Number including Area Code
(617) 663-4324

ALFRED P. OUELLETTE, ESQ.
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)
[] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a) (2) of Rule 485
[X] on January 1, 2008 pursuant to paragraph (a) (2) of Rule 485 if appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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John Hancock
MUTUAL FUNDS

John Hancock
High Yield Municipal Bond Fund

PROSPECTUS 1–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Tax-Free Income Fund

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Fund summary		Fund details		Your account

A concise look at the fund’s investment		More about topics covered in the sum-		How to place an order to buy, sell or
goal, its main strategies and main		mary section, including descriptions of		exchange fund shares, as well as infor-
risks, its past performance and the		the various risk factors that investors		mation about the fund’s business policies
costs of investing.		should understand before investing.		and any distributions it may pay.

2	High Yield Municipal Bond Fund	4	Risks of investing	8	Choosing a share class
		4	Who’s who	8	How sales charges are calculated
		6	Financial highlights	9	Sales charge reductions and waivers
				10	Opening an account
				11	Buying shares
				12	Selling shares
				14	Transaction policies
				16	Dividend and account policies
				16	Additional investor services
For more information See back cover

Fund summary

10 Oct. 07

John Hancock
High Yield Municipal Bond Fund

Class / Ticker A JHTFX B TSHTX C JCTFX

Goal and strategy

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

Investments	Relevant limits/policies

Municipal bonds with ratings from A to BB/Ba (at the	Normally at least 80% of net assets
time of purchase) and their unrated equivalents

Municipal bonds with ratings below BB/Ba (but not	Limited to 5% of net assets
lower than CC/Ca) and their unrated equivalents

The fund may buy bonds of any maturity. If a bond’s credit rating falls, the fund does not have to sell it unless the adviser or subadviser determines a sale is in the fund’s best interest. The fund is non-diversified and may invest more than 5% of net assets in securities of any given issuer. The fund may make limited investments in certain derivatives (contracts whose value is based on indexes or other securities), generally for use in managing interest rate risk.

The fund’s investment management team looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends, and the relative attractiveness of different types of issuers. The team uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The fund does not intend to use frequent trading as part of its strategy.

In general, the team favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The team also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax-free to all investors.

In unusual circumstances, the fund can invest more than 20% of net assets in taxable investment-grade short-term securities as a temporary defensive measure. In these and other cases, the fund might not achieve its goal.

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Day-to-day investment management
MFC Global Investment Management (U.S.), LLC

• Founded in 1979, currently manages more than $XX billion (as of mm–dd–yy)

• Subsidiary of John Hancock Financial  Services, Inc.

• Supervised by the adviser, John Hancock  Advisers, LLC

For more about the adviser, subadviser and team members, see pages 4 and 5.

About bonds

A bond is essentially a loan. In buying a bond, the fund is lending money to the bond’s issuer. In return, the issuer pays interest to the fund.

Municipal bonds are issued by, or under the authority of, a municipal issuer, such as a city, a state or a governmental authority. The interest paid by municipal bonds is generally tax free out of recognition that the money is being borrowed for civic purposes.

Bonds with ratings below BBB/Baa are sometimes called “junk bonds.” The junk bond category spans a wide range of creditworthiness. Bonds at the higher end of the junk spectrum can be very close to investment grade. Those in the range of CC/Ca are considered more speculative.

Main risks

The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below, with those that are more likely to make a difference in fund performance listed under “Primary risk factors.” In general, investors should expect this fund’s share price, yield and total return to fluctuate more than the average for bond funds. Before investing, be sure to read the full descriptions of these risks on page 4.

Primary risk factors in alphabetical order

Credit risk — medium- and lower-quality bonds Medium- and lower-quality bonds typically are more sensitive to market or economic shifts, and more likely to default, when compared to higher-quality bonds.

Interest rate risk A rise in interest rates typically causes bond prices to fall. The longer the fund’s average maturity, the more sensitive the fund is likely to be to interest rate changes.

Additional risk factors in alphabetical order

• Derivatives risk	• Liquidity risk	• Municipal bond risk
• Issuer/sector risk	• Management risk	• State/region risk

Who may want to invest

This fund may be appropriate for investors who:

• seek high regular monthly income

• are in a higher income bracket

• can accept the risks of lower-quality bonds in exchange for potentially higher yields

• want to lower their tax burden

This fund may NOT be appropriate if you:

• are not subject to a high level of federal taxes

• want an investment whose income is relatively free from AMT liability

• are investing through a tax-deferred retirement account, such as an IRA

• are investing for maximum return over a long time horizon

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Past performance

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Average annual total returns (%)	1 Year	5 Years	10 Years	Inception

as of 12-31-06				04-01-99
Class A before tax	2.04	5.33	4.68	—
After tax on distributions	2.04	5.33	4.68	—
After tax on distributions, with sale	2.95	5.33	4.78	—
Class B before tax	1.00	5.20	4.56	—
Class C before tax [1]	5.00	5.52	—	3.91
Lehman Brothers Municipal Bond Index	4.84	5.53	5.76	5.30

Investor costs

Shareholder transaction expenses (%)			Class A	Class B	Class C

Maximum front-end sales charge (load) as a percentage
of purchase price			4.50	—	—
Maximum deferred sales charge (load) as a percentage
of purchase or redemption price, whichever is less			— [2]	5.00	1.00

Annual operating expenses (%)			Class A	Class B	Class C

Management fee			0.61	0.61	0.61
Distribution and service (12b-1) fees			0.25	1.00	1.00
Other expenses			X.XX	X.XX	X.XX
Total fund operating expenses			X.XX	X.XX	X.XX

Expense example ($)	Class A	Class B		Class C

		Shares sold	Shares kept	Shares sold	Shares kept
1 Year	X,XXX	X,XXX	X,XXX	X,XXX	X,XXX
3 Years	X,XXX	X,XXX	X,XXX	X,XXX	X,XXX
5 Years	X,XXX	X,XXX	X,XXX	X,XXX	X,XXX
10 Years	X,XXX	X,XXX	X,XXX	X,XXX	X,XXX

Calendar year total returns

These do not include sales charges, and would have been lower if they did. They are shown only for Class A and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Lehman Brothers Municipal Bond Index

An unmanaged index of municipal bonds.

1	Adjusted to reflect elimination of front- end sales charges as of 7-15-04.

Shareholder transaction expenses

These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

2	Except on investments of $1 million or more; see page 9.
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High Yield Municipal Bond Fund – Fund summary   3

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Fund details

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Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Credit risk

Medium- and lower-quality bonds These typically are more sensitive to market or economic shifts, and more likely to default, when compared to higher quality bonds. A bond’s credit rating is a reflection of an independent rating agency’s assessment of the issuer’s ability to make timely payments of principal and interest. An agency may lower the rating of a bond if it believes the issuer’s creditworthiness has become weaker. This may occur for reasons related to the overall bond market, the issuer’s industry or sector, the issuer itself or the structure of the bond.

Derivatives risk

The risks associated with derivatives vary widely, depending on the type of derivative involved and the way it is being used by the fund. With derivatives that create leverage, a fund could lose more money than it paid for the derivative. With some derivatives, the maximum loss is theoretically unlimited. When a fund uses a derivative for speculative purposes, the derivative could erode existing gains or add to existing losses. When a fund uses a derivative to cancel out other risks (hedging), that derivative can have the effect of lowering the fund’s overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to the fund’s overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities. If this happens, the fund could lose both the cost of the derivative and any benefit the derivative would have provided.

Interest rate risk

A rise in interest rates typically causes bond prices to fall. The longer the fund’s average maturity, the more sensitive the fund is likely to be to interest rate changes. Bonds with higher credit quality also tend to be more sensitive to interest rate risk than medium- or lower-quality bonds.

Issuer/sector risk

When a fund invests a significant portion of assets in any one issuer or sector, it will become more sensitive to the specific risks of that issuer or sector. This can make the fund’s share price more volatile, and can increase the risk that the fund will significantly underperform similar funds and its benchmark index.

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Municipal bond risk

With general obligation bonds, which are backed by the municipal issuer’s ability to levy taxes, the main risk is that the issuer’s overall credit quality will decline. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders. Although rare, this can be prompted by many possible reasons, ranging from fiscal mismanagement to erosion of the tax base. With revenue bonds, which are backed only by income associated with a specific facility (such as a power plant or stadium), the risk is generally higher, because any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

State/region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes).

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. With 60 days’ notice to shareholders, the trustees can change the fund’s name without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC 601 Congress Street Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of September 30, 2007, John Hancock Advisers, LLC managed approximately $XX billion in assets.

During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.61% of net assets. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for their approval of this fee, and of the investment advisory agreement overall, is discussed in the fund’s August 31, 2007 annual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.), LLC
(formerly Sovereign Asset Management LLC)

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101 Huntington Avenue
Boston, MA 02199

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Frank A. Lucibella, CFA

• On fund team from 1988–2002 and from 2005 to present

• Vice president, MFC Global Investment Management (U.S.), LLC (2006 to present)

• Former vice president, John Hancock Advisers (8/2005–12/2005)

• Former senior fixed-income trader, Columbia Management Group (2002–2005)

• Former second vice president, John Hancock Advisers (1988–2002)

• Began business career in 1982

Dianne M. Sales, CFA

• Joined fund team in 1995

• Vice president, MFC Global Investment Management (U.S.), LLC (2006 to present)

• Former vice president, John Hancock Advisers (1989–2005)

• Began business career in 1984

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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High Yield Municipal Bond Fund – Fund details   5

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures for the years ended 8-31-03, 8-31-04 and 8-31-05 were audited by ____________________. Figures for the years ended 8-31-06 and 8-31-07 were audited by ___________________.

Class A Shares
Per share operating performance	period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Net asset value, beginning of period		$8.43	$8.14	$8.27	$8.62	$0.00
Net investment income[2]		0.51	0.47	0.43	0.42	0.00
Net realized and unrealized gain (loss) on investments		(0.29)	0.12	0.35	0.05	0.00
Total from investment operations		0.22	0.59	0.78	0.47	0.00
Less distributions
From net investment income		(0.51)	(0.46)	(0.43)	(0.41)	0.00
Net asset value, end of period		$8.14	$8.27	$8.62	$8.68	$0.00
Total return[3] (%)		2.63[4]	7.41[4]	9.64	5.61	0.00
Ratios and supplemental data
Net assets, end of period (in millions)		$71	$69	$72	$72	$00
Ratio of net expenses to average net assets (%)		1.09	1.09	1.14	1.09	0.00
Ratio of gross expenses to average net assets (%)		1.11[5]	1.10[5]	1.14	1.09	0.00
Ratio of net investment income to average net assets (%)		6.16	5.67	5.09	4.84	0.00
Portfolio turnover (%)		35	57	65	52	00
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Class B Shares

Per share operating performance	period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07
Net asset value, beginning of period		$8.43	$8.14	$8.27	$8.62	$0.00
Net investment income[2]
Net realized and unrealized gain (loss) on investments		0.45	0.41	0.37	0.36	0.00
Total from investment operations		(0.30)	0.12	0.35	0.04	0.00
Less distributions		0.15	0.53	0.72	0.40	0.00
From net investment income		(0.44)	(0.40)	(0.37)	(0.34)	0.00
Net asset value, end of period		$8.14	$8.27	$8.62	$8.68	$0.00
Total return[3] (%)		1.87[4]	6.62[4]	8.84	4.83	0.00

Ratios and supplemental data

Net assets, end of period (in millions)		$37	$31	$24	$16	$00
Ratio of net expenses to average net assets (%)		1.84	1.83	1.87	1.84	0.00
Ratio of gross expenses to average net assets (%)		1.86[5]	1.84[5]	1.87	1.84	0.00
Ratio of net investment income to average net assets (%)		5.41	4.93	4.35	4.11	0.00
Portfolio turnover (%)		35	57	65	52	00

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07
Net asset value, beginning of period		$8.43	$8.14	$8.27	$8.62	$0.00
Net investment income[2]		0.44	0.40	0.36	0.35	0.00
Net realized and unrealized gain (loss) on investments		(0.29)	0.13	0.36	0.05	0.00
Total from investment operations		0.15	0.53	0.72	0.40	0.00
Less distributions
From net investment income		(0.44)	(0.40)	(0.37)	(0.34)	0.00
Net asset value, end of period		$8.14	$8.27	$8.62	$8.68	$0.00
Total return[3] (%)		1.87[4]	6.61[4]	8.82	4.83	0.00
Ratios and supplemental data
Net assets, end of period (in millions)		$6	$8	$8	$9	$00
Ratio of net expenses to average net assets (%)		1.84	1.83	1.89	1.84	0.00
Ratio of gross expenses to average net assets (%)		1.86[5]	1.84[5]	1.89	1.84	0.00
Ratio of net investment income to average net assets (%)		5.38	4.88	4.33	4.09	0.00
Portfolio turnover (%)		35	57	65	52	00

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5  Does not take into consideration expense reductions during the period shown.

High Yield Municipal Bond Fund – Fund details  7

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Your account

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Choosing a Share Class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

• A front-end sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

• Distribution and service (12b-1) fees of 0.25%

Class B

• No front-end sales charge; all your money goes to work for you right away

• Distribution and service (12b-1) fees of 1.00%

• A deferred sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

• Automatic conversion to Class A shares after eight years, thus reducing future annual expenses

Class C

• No front-end sales charge; all your money goes to work for you right away

• Distribution and service (12b-1) fees of 1.00%

• A 1.00% contingent deferred sales charge on shares sold within one year of purchase

• No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services) may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).

For actual past expenses of each share class, see the Fund Summary earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

• directly, by the payment of sales commissions, if any, and

• indirectly, as a result of the fund paying Rule 12b-1 fees

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

How Sales Charges are Calculated

Class A Sales charges are as follows:

Class A sales charges
	As a % of	As a % of your
Your investment	offering price*	investment
Up to $99,999	4.50%	4.71%
$100,000 – $249,999	3.75%	3.90%
$250,000 – $499,999	3.00%	3.09%
$500,000 – $999,999	2.00%	2.04%
$1,000,000 and over	See page 9

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock open-end mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit

10 Oct. 07

plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds. com. You may also consult your broker or financial representative, or refer to the section entitled “Initial Sales Charge on Class A Shares” in a fund’s SAI. You may request an SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com, or call Signature Services.

Investments of $1 million or more

Class A shares are available with no front-end sales charge.There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million + investments
CDSC on shares
Your investment	being sold
First $1M – $4,999,999	1.00%
Next $1 – $5M above that	0.50%
Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges
CDSC on shares
Years after purchase	being sold
1st year	5.00%
2nd year	4.00%
3rd or 4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None
Class C deferred charges
Years after purchase	Charge
1st year	1.00%
After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

Sales Charge Reductions and Waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

• Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

• Letter of Intention — lets you purchase Class A shares of the fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $100,000 in the fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

• Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program
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A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section OPENING AN ACCOUNT), and individual investors may close their accounts at any time.
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To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

• to make payments through certain systematic withdrawal plans

• certain retirement plans participating in Merrill Lynch, The Princeton  Retirement Group, Inc., or PruSolutionsSM programs

High Yield Municipal Bond Fund – Your account   9

10 Oct. 07

• redemptions pursuant to the fund’s right to liquidate an account less than $1,000

• redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

• to make certain distributions from a retirement plan

• because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors
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Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

• selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

• financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

• fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

• individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

• individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

• individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP, or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

• participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

• participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

• certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

• terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments

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To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

• exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction Policies” in this prospectus for additional details)

• dividend reinvestments (see “Dividends and Account Policies” in this prospectus for additional details)

Opening an Account

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the fund are as follows:

• non-retirement account: $1,000

• retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

• group investments: $250

• Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

• there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

10   High Yield Municipal Bond Fund – Your account

10 Oct. 07

Buying shares

Opening an account	Adding to an account
By check
• Make out a check for the investment amount, payable to “John	• Make out a check for the investment amount, payable to “John
Hancock Signature Services, Inc.”	Hancock Signature Services, Inc.”
• Deliver the check and your completed application to your financial	• Fill out the detachable investment slip from an account statement.
representative, or mail them to Signature Services (address below).	If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the ac-
count is registered.
• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request	• Log on to www.jhfunds.com to process exchanges between funds.
an exchange.	• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or	• Obtain wiring instructions by calling Signature Services.
mail it to Signature Services.	• Instruct your bank to wire the amount of your investment.
• Obtain your account number by calling your financial representative or	Specify the fund name, your choice of share class, the new account
Signature Services.	number and the name(s) in which the accounts is registered. Your bank
• Obtain wiring instructions by calling Signature Services.	may charge a fee to wire funds.
• Instruct your bank to wire the amount of your investment.
Specify the fund name, the share class, the new account number and the name(s) in which the accounts is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
• Complete the “Bank Information” section on your account application.
• Log on to www.jhfunds.com to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
• Complete the “Bank Information” section on your account
application.
• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or call Signature Services between
8 a.m. and 7 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic
Accumulation Program, see “Additional investor services.”

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Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801
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High Yield Municipal Bond Fund – Your account   11

10 Oct. 07

Selling shares

Opening an account	To sell some or all of your shares

By letter
• Accounts of any type.	• Write a letter of instruction or complete a stock power indicating
• Sales of any amount.	the fund name, your share class, your account number, the name(s)
in which the account is registered and the dollar value or number of shares you wish to sell.
• Include all signatures and any additional documents that may be required (see next page).
• Mail the materials to Signature Services.
• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts.	• Log on to www.jhfunds.com to initiate redemptions from your funds.
• Sales of up to $100,000.

By phone
• Most accounts.	• Call EASI-Line for automated service 24 hours a day.
• Sales of up to $100,000.	• Call your financial representative or call Signature Services between
8 a.m. and 7 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.	• To verify that the Internet or telephone redemption privilege is in place
• Requests by Internet or phone to sell up to $100,000.	on an account or to request the form to add it to an existing account, call Signature Services.
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• Funds requested by wire will generally be wired next business day.
A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.
• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.
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By exchange
• Accounts of any type.	• Obtain a current prospectus for the fund into which you are
• Sales of any amount.	exchanging by Internet or by calling your financial representative or Signature Services.
• Log on to www.jhfunds.com to process exchanges between your funds.
• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or Signature Services to request an exchange.

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Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801
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12   High Yield Municipal Bond Fund – Your account

10 Oct. 07

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

• your address of record has changed within the past 30 days;

• you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC);

• you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial	• Letter of instruction.
accounts for minors).	• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
• Medallion signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or	• Letter of instruction.
association accounts.	• Corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form.
• On the letter and the resolution, the signature of the person(s) autho-
rized to sign for the account.
• Medallion signature guarantee if applicable (see above).

Owners or trustees of trust accounts.	• Letter of instruction.
• On the letter, the signature(s) of the trustee(s).
• Copy of the trust document certified within the past 12 months or a
John Hancock Funds trust certification form.
• Medallion signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a	• Letter of instruction signed by surviving tenant.
deceased co-tenant(s).	• Copy of death certificate.
• Medallion signature guarantee if applicable (see above).
• Inheritance tax waiver (if applicable).

Executors of shareholder estates.	• Letter of instruction signed by executor.
• Copy of order appointing executor, certified within the past 12 months.
• Medallion signature guarantee if applicable (see above).
• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account	• Call 1-800-225-5291 for instructions.
types not listed above.

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Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

High Yield Municipal Bond Fund – Your account   13

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10 Oct. 07

Transaction Policies

Valuation of shares

The net asset value (NAV) per share for each class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of municipal securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices.  The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. Portfolio securities may trade on days when the New York Stock Exchange is closed, even though the funds' shares will not be priced on those days. This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including many municipal securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of municipal securities that do not trade daily. A pricing matrix is a means of valuing a municipal or other debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

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The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are ex-ecuted at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

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At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds. com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time upon 60 days’ notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive each respec-tive fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account-holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund, through its agents, undertakes to use its best efforts to exercise its right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or

14   High Yield Municipal Bond Fund – Your account

more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under “Right to reject or restrict purchase and exchange orders.”

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent their excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example, to the extent that a fund invests in municipal securities, including below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed above under “Valuation of shares,” investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

High Yield Municipal Bond Fund – Your account   15

Dividends and Account Policies

Account statements

In general, you will receive account statements as follows:

• after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance;

• after any changes of name or address of the registered owner(s);

 • in all other circumstances, every quarter.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year. Most of the fund’s dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

The fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as “exempt-interest dividends.” However, any portion of exempt- interest dividends attributable to interest on private activity bonds may increase certain shareholders’ alternative minimum tax.

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Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Taxable dividends paid in January may be taxable as if they had been paid the previous December. The fund’s dividends are generally not exempt from state and local income taxes.

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The tax information that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

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If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

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Additional Investor Services

Monthly Automatic Accumulation Program (MAAP)

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

• Complete the appropriate parts of your account application.

 • If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in OPENING AN ACCOUNT.

Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

• Make sure you have at least $5,000 worth of shares in your account.

• Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

• Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

• Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

• Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

John Hancock funds offer a range of retirement plans, including traditional and ROTH IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. Because of certain tax implications, tax-free income funds are not appropriate investments for qualified retirement plans. To find out more, call Signature Services at 1-800-225-5291.

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Due to new regulations enacted by the Internal Revenue Service, effective September 25, 2007 John Hancock funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts; will no longer accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and will require additional disclosure documentation if you direct us on or after September 25, 2007 to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the Statement of Additional Information for more information regarding these new restrictions.

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16   High Yield Municipal Bond Fund – Your account

Fund securities

The funds’ portfolio securities disclosure policy can be found in each fund’s SAI and on the funds’ Web site, www.jhfunds.com. The funds’ Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the funds’ Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds’ Web site.

High Yield Municipal Bond Fund – Your account   17

For more information

Two documents are available with further information on the fund:

Annual/Semiannual Report to shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)

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The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

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To obtain a free copy of these documents

There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

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By mail: John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required): Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC 590PN 1/08 SEC file number: 811-05968

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John Hancock Funds, LLC
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MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com
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Electronic delivery now available at
www.jhfunds.com/edelivery

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John Hancock
MUTUAL FUNDS

John Hancock
Tax-Free Bond Fund

PROSPECTUS 1–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Tax-Free Income Fund

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10 Oct. 07

Fund summary	Fund details	Your account
A concise look at the fund’s investment	More about topics covered in the sum-	How to place an order to buy, sell or
goal, its main strategies and main	mary section, including descriptions of	exchange fund shares, as well as infor-
risks, its past performance and the	the various risk factors that investors	mation about the fund’s business policies
costs of investing.	should understand before investing.	and any distributions it may pay.
2 Tax-Free Bond Fund	4 Risks of investing	8 Choosing a share class
	4 Who’s who	8 How sales charges are calculated
	6 Financial highlights	9 Sales charge reductions and waivers
10 Opening an account
11 Buying shares
12 Selling shares
14 Transaction policies
16 Dividend and account policies
16 Additional investor services
For more information See back cover

Fund summary

                                                                                                                                                                                                                                          10 Oct. 07

John Hancock
Tax-Free Bond Fund

Class / Ticker	A TAMBX	B TSMBX	C TBMBX

Goal and strategy

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

Investments	Relevant limits/policies

Bonds exempt from federal income tax	Normally at least 80% of net assets; most are
investment-grade when purchased

Bonds that are exempt from federal income	Limited to 35% of net assets
tax and that are rated BB/Ba or B or are the
unrated equivalent

The fund may buy bonds of any maturity. If a bond’s credit rating falls, the fund does not have to sell it unless the adviser or subadviser determines a sale is in the fund’s best interest. The fund may make limited investments in certain derivatives (contracts whose value is based on indexes or other securities), generally for use in managing interest rate risk.

The fund’s investment management team looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends, and the relative attractiveness of different types of issuers. The team uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The fund does not intend to use frequent trading as part of its strategy.

In general, the team favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The team also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax-free to all investors.

In unusual circumstances, the fund can invest more than 20% of net assets in taxable investment-grade short-term securities as a temporary defensive measure. In these and other cases, the fund might not achieve its goal.

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Day-to-day investment management MFC Global Investment Management (U.S.), LLC

• Founded in 1979, currently manages more than $XX billion (as of mm–dd–yy)

• Subsidiary of John Hancock Financial Services, Inc.

• Supervised by the adviser, John Hancock Advisers, LLC

For more about the adviser, subadviser and team members, see pages 4 and 5.

About bonds

A bond is essentially a loan. In buying a bond, the fund is lending money to the bond’s issuer. In return, the issuer pays interest to the fund.

Municipal bonds are issued by, or under the authority of, a municipal issuer, such as a city, a state or a governmental authority. The interest paid by municipal bonds is generally tax free out of recognition that the money is being borrowed for civic purposes.

Bonds with ratings below BBB/Baa are sometimes called “junk bonds.” The junk bond category spans a wide range of creditworthiness. Bonds at the higher end of the junk spectrum can be very close to investment grade.

Main risks

The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below, with those that are more likely to make a difference in fund performance listed under “Primary risk factors.” Before investing, be sure to read the full descriptions of these risks on page 4.

Primary risk factors in alphabetical order

Credit risk Higher-quality bonds could fall in price if their credit quality declines. Medium- and lower-quality bonds typically are more sensitive to market or economic shifts, and more likely to default, when compared to higher-quality bonds.

Interest rate risk A rise in interest rates typically causes bond prices to fall. The longer the fund’s average maturity, the more sensitive the fund is likely to be to interest rate changes.

Additional risk factors in alphabetical order

• Derivatives risk	• Management risk	• State/region risk
• Liquidity risk	• Municipal bond risk

Who may want to invest

This fund may be appropriate for investors who:

• seek regular monthly income

• are in a higher income bracket

• want to lower their tax burden

This fund may NOT be appropriate if you:

• are not subject to a high level of federal taxes

• want an investment whose income is completely free from AMT liability

• are investing through a tax-deferred retirement account, such as an IRA

• are investing for maximum return over a long time horizon

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Average annual total returns (%)	1 Year	5 Years	10 Years	Inception
as of 12-31-06				04-01-99
Class A before tax	0.44	4.20	4.52	—
After tax on distributions	0.44	4.20	4.51	—
After tax on distributions, with sale	1.80	4.28	4.58	—
Class B before tax	–0.63	4.05	4.37	—
Class C before tax [1]	3.37	4.38	—	3.61
Lehman Brothers Municipal Bond Index	4.84	5.53	5.76	5.30

Investor costs
Shareholder transaction expenses (%)			Class A	Class B	Class C
Maximum front-end sales charge (load) as a percentage
of purchase price			4.50	—	—
Maximum deferred sales charge (load) as a percentage
of purchase or redemption price, whichever is less			— [2]	5.00	1.00

Annual operating expenses (%)			Class A	Class B	Class C
Management fee			0.55	0.55	0.55
Distribution and service (12b-1) fees			0.25	1.00	1.00
Other expenses			X.XX	X.XX	X.XX
Total fund operating expenses			X.XX	X.XX	X.XX

Expense example ($)	Class A	Class B		Class C
		Shares sold	Shares kept	Shares sold	Shares kept
1 Year	X,XXX	X,XXX	X,XXX	X,XXX	X,XXX
3 Years	X,XXX	X,XXX	X,XXX	X,XXX	X,XXX
5 Years	X,XXX	X,XXX	X,XXX	X,XXX	X,XXX
10 Years	X,XXX	X,XXX	X,XXX	X,XXX	X,XXX

Calendar year total returns

These do not include sales charges, and would have been lower if they did. They are shown only for Class A and would be different for other classes. How a fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Lehman Brothers Municipal Bond Index

An unmanaged index of municipal bonds.

1 Adjusted to reflect elimination of front-end sales charges as of 7-15-04.

Shareholder transaction expenses

These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

2 Except on investments of $1 million or more; see page 9.

Tax-Free Bond Fund – Fund summary   3

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Fund details

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Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Credit risk

Higher-quality bonds could fall in price if their credit quality declines. Although it is unlikely, a higher-quality bond could go into default if the issuer’s credit quality declines precipitously or if its investment-grade rating turns out to have been based on erroneous information. Medium- and lower-quality bonds typically are more sensitive to market or economic shifts, and more likely to default, when compared to higher quality bonds. A bond’s credit rating is a reflection of an independent rating agency’s assessment of the issuer’s ability to make timely payments of principal and interest. An agency may lower the rating of a bond if it believes the issuer’s creditworthiness has become weaker. This may occur for reasons related to the overall bond market, the issuer’s industry or sector, the issuer itself or the structure of the bond.

Derivatives risk

The risks associated with derivatives vary widely, depending on the type of derivative involved and the way it is being used by the fund. With derivatives that create leverage, a fund could lose more money than it paid for the derivative. With some derivatives, the maximum loss is theoretically unlimited. When a fund uses a derivative for speculative purposes, the derivative could erode existing gains or add to existing losses. When a fund uses a derivative to cancel out other risks (hedging), that derivative can have the effect of lowering the fund’s overall risk. However, to the extent that the derivative does not serve as a perfect hedge, it can add to the fund’s overall risk. Because a derivative is a contract, there is also the risk that the counterparty may fail to honor its contractual responsibilities. If this happens, the fund could lose both the cost of the derivative and any benefit the derivative would have provided.

Interest rate risk

A rise in interest rates typically causes bond prices to fall. The longer the fund’s average maturity, the more sensitive the fund is likely to be to interest rate changes. Bonds with higher credit quality also tend to be more sensitive to interest rate risk than medium- or lower-quality bonds.

Liquidity risk

To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the fund may either be forced to accept a lower price for it or may have to continue to hold it. Either outcome could hurt fund performance.

Management risk

A strategy used by the fund management team may fail to produce the intended result. For example, the team may be inaccurate in its assessments of securities, issuers or relative values of certain types of securities, or in its expectations about market trends, economic trends, interest rate trends or other factors. To the extent that the team invests fund assets in securities that are not in the fund’s benchmark index, there is a greater risk that the fund’s performance will deviate from that of its benchmark.

Municipal bond risk

With general obligation bonds, which are backed by the municipal issuer’s ability to levy taxes, the main risk is that the issuer’s overall credit quality will decline. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders. Although rare, this can be prompted by many possible reasons, ranging from fiscal mismanagement to erosion of the tax base. With revenue bonds, which are backed only by income associated with a specific facility (such as a power plant or stadium), the risk is generally higher, because any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

State/region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These may include economic or policy changes, erosion of the tax base, and state legislative changes (especially those regarding budgeting and taxes).

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. With 60 days’ notice to shareholders, the trustees can change the fund’s name without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, John Hancock Advisers, LLC is a wholly owned subsidiary of John Hancock Financial Services, Inc., which in turn is a subsidiary of Manulife Financial Corporation. As of September 30, 2007, John Hancock Advisers, LLC managed approximately $XX billion in assets. During its most recent full fiscal year, the fund paid the investment adviser a management fee consisting of 0.55% of net assets. Out of this fee, the investment adviser in turn paid the fees of the subadviser and certain other service providers. The fee was approved by the board of trustees. The basis for their approval of this fee, and of the investment advisory agreement overall, is discussed in the fund’s August 31, 2007 annual report.

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10 Oct. 07

Subadviser

Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.), LLC
(formerly Sovereign Asset Management LLC)

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101 Huntington Avenue
Boston, MA 02199

Below are brief biographical profiles of the leaders of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

Frank A. Lucibella, CFA

• On fund team from 1988–2002 and from 2005 to present

• Vice president, MFC Global Investment Management (U.S.), LLC (2006 to present)

• Former vice president, John Hancock Advisers (8/2005–12/2005)

• Former senior fixed-income trader, Columbia Management Group (2002–2005)

• Former second vice president, John Hancock Advisers (1988–2002)

• Began business career in 1982

Dianne M. Sales, CFA

• Joined fund team in 1995

• Vice president, MFC Global Investment Management (U.S.), LLC (2006 to present)

• Former vice president, John Hancock Advisers (1989–2005)

• Began business career in 1984

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

The Bank of New York
One Wall Street
New York, NY 10286

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Tax-Free Bond Fund – Fund details 5

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures for the years ended 8-31-03, 8-31-04 and 8-31-05 were audited by ________________. Figures for the years ended 8-31-06 and 8-31-07 were audited by _________________.

Class A Shares
Per share operating performance	period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Net asset value, beginning of period		$10.40	$9.96	$10.22	$10.41	$0.00
Net investment income[2]		0.53	0.49	0.48	0.47	0.00
Net realized and unrealized gain on investments		(0.45)	0.26	0.19	(0.18)	0.00
Total from investment operations		0.08	0.75	0.67	0.29	0.00
Less distributions
From net investment income		(0.52)	(0.49)	(0.48)	(0.46)	0.00
From net realized gain		—	—	—	—	0.00
		(0.52)	(0.49)	(0.48)	(0.46)	0.00
Net asset value, end of period		$9.96	$10.22	$10.41	$10.24	$0.00
Total return[3] (%)		0.70[4]	7.70[4]	6.72	2.87	0.00

Ratios and supplemental data

Net assets, end of period (in millions)		$507	$492	$487	$459	$00
Ratio of net expenses to average net assets (%)		0.97	0.96	0.99	0.96	0.00
Ratio of gross expenses to average net assets (%)		0.98[5]	0.97[5]	0.99	0.96	0.00
Ratio of net investment income to average net assets (%)		5.11	4.87	4.71	4.54	0.00
Portfolio turnover[5] (%)		23	49	32	54	00
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Class B Shares
Per share operating performance	period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Net asset value, beginning of period		$10.40	$9.96	$10.22	$10.41	$0.00
Net investment income[2]		0.45	0.42	0.41	0.39	0.00
Net realized and unrealized gain on investments		(0.45)	0.26	0.18	(0.18)	0.00
Total from investment operations		0.00	0.68	0.59	0.21	0.00
Less distributions
From net investment income		(0.44)	(0.42)	(0.40)	(0.38)	0.00
From net realized gain		—	—	—	—	0.00
		(0.44)	(0.42)	(0.40)	(0.38)	0.00
Net asset value, end of period		$9.96	$10.22	$10.41	$10.24	$0.00
Total return[3] (%)		(0.05)[4]	6.89[4]	5.93	2.10	0.00

Ratios and supplemental data

Net assets, end of period (in millions)		$49	$39	$32	$21	$00
Ratio of net expenses to average net assets (%)		1.72	1.72	1.74	1.71	0.00
Ratio of gross expenses to average net assets (%)		1.73[5]	1.73[5]	1.74	1.71	0.00
Ratio of net investment income to average net assets (%)		4.36	4.11	3.96	3.79	0.00
Portfolio turnover (%)		23	49	32	54	00

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						10 Oct. 07

Financial highlights, continued
Class C Shares
Per share operating performance	period ended	8-31-03[1]	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07

Net asset value, beginning of period		$10.40	$9.96	$10.22	$10.41	$0.00
Net investment income[2]		0.45	0.42	0.41	0.39	0.00
Net realized and unrealized gain on investments		(0.45)	0.26	0.18	(0.18)	0.00
Total from investment operations		0.00	0.68	0.59	0.21	0.00
Less distributions
From net investment income		(0.44)	(0.42)	(0.40)	(0.38)	0.00
From net realized gain		—	—	—	—	0.00
		(0.44)	(0.42)	(0.40)	(0.38)	0.00
Net asset value, end of period		$9.96	$10.22	$10.41	$10.24	$0.00
Total return[3] (%)		(0.05)[4]	6.89[4]	5.93	2.10	0.00

Ratios and supplemental data

Net assets, end of period (in millions)		$8	$8	$7	$7	$00
Ratio of net expenses to average net assets (%)		1.72	1.71	1.74	1.71	0.00
Ratio of gross expenses to average net assets (%)		1.73[5]	1.72[5]	1.74	1.71	0.00
Ratio of net investment income to average net assets (%)		4.35	4.11	3.96	3.79	0.00
Portfolio turnover (%)		23	49	32	54	00

1 Audited by previous auditor

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the period shown.

Tax-Free Bond Fund – Fund details   7

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Your account

Choosing a Share Class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

• A front-end sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

• Distribution and service (12b-1) fees of 0.25%

Class B

• No front-end sales charge; all your money goes to work for you right away

• Distribution and service (12b-1) fees of 1.00%

• A deferred sales charge, as described in the section HOW SALES CHARGES ARE CALCULATED

• Automatic conversion to Class A shares after eight years, thus reducing future annual expenses

Class C

• No front-end sales charge; all your money goes to work for you right away

• Distribution and service (12b-1) fees of 1.00%

• A 1.00% contingent deferred sales charge on shares sold within one year of purchase

• No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services) may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see SALES CHARGE REDUCTIONS AND WAIVERS).

For actual past expenses of each share class, see the Fund Summary earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

• directly, by the payment of sales commissions, if any, and

• indirectly, as a result of the fund paying Rule 12b-1 fees

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in our efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

How Sales Charges are Calculated

Class A Sales charges are as follows:
Class A sales charges
	As a % of	As a % of your
Your investment	offering price*	investment
Up to $99,999	4.50%	4.71%
$100,000 – $249,999	3.75%	3.90%
$250,000 – $499,999	3.00%	3.09%
$500,000 – $999,999	2.00%	2.04%
$1,000,000 and over	See page 9

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock open-end mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit

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10 Oct. 07

plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds. com. You may also consult your broker or financial representative, or refer to the section entitled “Initial Sales Charge on Class A Shares” in a fund’s SAI. You may request an SAI from your broker or financial representative, access the fund’s Web site at www.jhfunds.com, or call Signature Services.

Investments of $1 million or more

Class A shares are available with no front-end sales charge.There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million + investments

CDSC on shares
Your investment	being sold
First $1M – $4,999,999	1.00%
Next $1 – $5M above that	0.50%
Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges
CDSC on shares
Years after purchase	being sold
1st year	5.00%
2nd year	4.00%
3rd or 4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

Class C deferred charges
Years after purchase	Charge
1st year	1.00%
After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

Sales Charge Reductions and Waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

• Accumulation Privilege — lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

• Letter of Intention — lets you purchase Class A shares of the fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $100,000 in the fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulation and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

• Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program

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A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section OPENING AN ACCOUNT), and individual investors may close their accounts at any time.

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To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

• to make payments through certain systematic withdrawal plans

• certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

Tax-Free Bond Fund – Your account   9

10 Oct. 07

• redemptions pursuant to the fund’s right to liquidate an account less than $1,000

• redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

• to make certain distributions from a retirement plan • because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors

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Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

• selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

• financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

• fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

• individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

• individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

• individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP, or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

• participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

• participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

• certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

• terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments

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To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

• exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction Policies” in this prospectus for additional details)

• dividend reinvestments (see “Dividends and Account Policies” in this prospectus for additional details)

Opening an Account

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the fund are as follows:

• non-retirement account: $1,000

• retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

• group investments: $250

• Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

• there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

10   Tax-Free Bond Fund – Your account

10 Oct. 07

Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John	• Make out a check for the investment amount, payable to “John
Hancock Signature Services, Inc.”	Hancock Signature Services, Inc.”
• Deliver the check and your completed application to your financial	• Fill out the detachable investment slip from an account statement.
representative, or mail them to Signature Services (address below).	If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the ac-
count is registered.
• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request	• Log on to www.jhfunds.com to process exchanges between funds.
an exchange.	• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or	• Obtain wiring instructions by calling Signature Services.
mail it to Signature Services.	• Instruct your bank to wire the amount of your investment.
• Obtain your account number by calling your financial representative or	Specify the fund name, your choice of share class, the new account
Signature Services.	number and the name(s) in which the accounts is registered. Your bank
• Obtain wiring instructions by calling Signature Services.	may charge a fee to wire funds.
• Instruct your bank to wire the amount of your investment.
Specify the fund name, the share class, the new account number and the name(s) in which the accounts is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
• Complete the “Bank Information” section on your account application.
• Log on to www.jhfunds.com to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the Automated
Clearing House (ACH) system.
• Complete the “Bank Information” section on your account
application.
• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or call Signature Services between
8 a.m. and 7 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic
Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801

Tax-Free Bond Fund – Your account   11

10 Oct. 07

Selling shares

Opening an account	To sell some or all of your shares

By letter
• Accounts of any type.	• Write a letter of instruction or complete a stock power indicating
• Sales of any amount.	the fund name, your share class, your account number, the name(s)
in which the account is registered and the dollar value or number of shares you wish to sell.
• Include all signatures and any additional documents that may be required (see next page).
• Mail the materials to Signature Services.
• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts.	• Log on to www.jhfunds.com to initiate redemptions from your funds.
• Sales of up to $100,000.

By phone
• Most accounts.	• Call EASI-Line for automated service 24 hours a day.
• Sales of up to $100,000.	• Call your financial representative or call Signature Services between
8 a.m. and 7 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.	• To verify that the Internet or telephone redemption privilege is in place
• Requests by Internet or phone to sell up to $100,000.	on an account or to request the form to add it to an existing account, call Signature Services.
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• Funds requested by wire will generally be wired next business day.
A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.
• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.
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By exchange
• Accounts of any type.	• Obtain a current prospectus for the fund into which you are
• Sales of any amount.	exchanging by Internet or by calling your financial representative or Signature Services.
• Log on to www.jhfunds.com to process exchanges between your funds.
• Call EASI-Line for automated service 24 hours a day.
• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801
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12   Tax-Free Bond Fund – Your account

10 Oct. 07

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

• your address of record has changed within the past 30 days;

• you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock Funds, LLC);

• you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial	• Letter of instruction.
accounts for minors).	• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
• Medallion signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or	• Letter of instruction.
association accounts.	• Corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form.
• On the letter and the resolution, the signature of the person(s) autho-
rized to sign for the account.
• Medallion signature guarantee if applicable (see above).

Owners or trustees of trust accounts.	• Letter of instruction.
• On the letter, the signature(s) of the trustee(s).
• Copy of the trust document certified within the past 12 months or a
John Hancock Funds trust certification form.
• Medallion signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a	• Letter of instruction signed by surviving tenant.
deceased co-tenant(s).	• Copy of death certificate.
• Medallion signature guarantee if applicable (see above).
• Inheritance tax waiver (if applicable).

Executors of shareholder estates.	• Letter of instruction signed by executor.
• Copy of order appointing executor, certified within the past 12 months.
• Medallion signature guarantee if applicable (see above).
• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account	• Call 1-800-225-5291 for instructions.
types not listed above.

Regular mail	Express delivery	Web site	EASI-Line	Customer service
Mutual Fund Operations	Mutual Fund Operations	www.jhfunds.com	(24/7 automated service)	1-800-225-5291
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.		1-800-338-8080
P.O. Box 9510	164 Corporate Drive
Portsmouth, NH 03802-9510	Portsmouth, NH 03801
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Tax-Free Bond Fund – Your account 13

10 Oct. 07

Transaction Policies

Valuation of shares

The net asset value (NAV) per share for each class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The fund generally values its portfolio of municipal securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security’s fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the NAV of its shares to differ from the NAV that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. Portfolio securities may trade on days when the New York Stock Exchange is closed, even though the funds' shares will not be priced on those days.This may change the fund’s NAV on days when you cannot buy or sell fund shares. For market prices, quotations and some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including many municipal securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of municipal securities that do not trade daily. A pricing matrix is a means of valuing a municipal or other debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

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The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

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At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds. com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. The fund may change or cancel its exchange policies at any time upon 60 days’ notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive each respec-tive fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account-holder level or the underlying shareholder level.

Exchange limitation policies

The fund’s board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund, through its agents, undertakes to use its best efforts to exercise its right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or

14   Tax-Free Bond Fund – Your account

more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under “Right to reject or restrict purchase and exchange orders.”

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to them at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent their excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the  fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example, to the extent that a fund invests in municipal securities, including below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed above under “Valuation of shares,” investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of the fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

John Hancock Funds, LLC is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Tax-Free Bond Fund – Your account   15

Dividends and Account Policies

Account statements

In general, you will receive account statements as follows:

• after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance;

• after any changes of name or address of the registered owner(s);

• in all other circumstances, every quarter.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year. Most of the fund’s dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

The fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as “exempt-interest dividends.” However, any portion of exempt- interest dividends attributable to interest on private activity bonds may increase certain shareholders’ alternative minimum tax.

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Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Taxable dividends paid in January may be taxable as if they had been paid the previous December. The fund’s dividends are generally not exempt from state and local income taxes.

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The tax information that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

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If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

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Additional Investor Services

Monthly Automatic Accumulation Program (MAAP)

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

• Complete the appropriate parts of your account application.

• If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in OPENING AN ACCOUNT. Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

• Make sure you have at least $5,000 worth of shares in your account.

• Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

• Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

• Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

• Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

John Hancock funds offer a range of retirement plans, including traditional and ROTH IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. Because of certain tax implications, tax-free income funds are not appropriate investments for qualified retirement plans. To find out more, call Signature Services at 1-800-225-5291.

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Due to new regulations enacted by the Internal Revenue Service, effective September 25, 2007 John Hancock funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts; will no longer accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and will require additional disclosure documentation if you direct us on or after September 25, 2007 to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the Statement of Additional Information for more information regarding these new restrictions.

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16  Tax-Free Bond Fund – Your account

Fund securities

The funds’ portfolio securities disclosure policy can be found in each fund’s SAI and on the funds’ Web site, www.jhfunds.com. The funds’ Web site also lists fund holdings. Portfolio holding information is posted on the fund’s Web site each month on a one-month lag and is available on the funds’ Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds’ Web site.

Tax-Free Bond Fund – Your account  17

For more information

Two documents are available with further information on the fund:

Annual/Semiannual Report to shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)

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The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

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To obtain a free copy of these documents

There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

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By mail: John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:
Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required): Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

For further information on this or any John Hancock fund or service, call 1-800-225-5291 or go to www.jhfunds.com.

©2008 John Hancock Funds, LLC	520PN 1/08	SEC file number: 811-05968
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John Hancock Funds, LLC

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MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805
www.jhfunds.com

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Electronic delivery now available at
www.jhfunds.com/edelivery

JOHN HANCOCK MUNICIPAL SECURITIES TRUST

JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND
JOHN HANCOCK TAX-FREE BOND FUND
(individually, the “Fund”, or collectively, the “Funds”)

Class A, Class B and Class C Shares
Statement of Additional Information

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January 1, 2008

This Statement of Additional Information provides information about the Funds in addition to the information that is contained in each Fund’s current Prospectus (the “Prospectus"). The John Hancock High Yield Municipal Bond Fund and the John Hancock Tax-Free Bond Fund are each a series of John Hancock Municipal Securities Trust) (formerly John Hancock Tax-Free Bond Trust) (the “Trust”), non-diversified and diversified, respectively.

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This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the Funds’ Annual Report. A copy of the Prospectus or Annual Report can be obtained free of charge by writing or telephoning:

John Hancock Signature Services, Inc.

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P. O. Box 9510
Portsmouth, New Hampshire 03801-9510
1-800-225-5291

ORGANIZATION OF THE FUNDS

The Funds are each a series of the Trust, which is open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to January 1, 2002, High Yield Municipal Bond Fund was called John Hancock High Yield Tax-Free Fund.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the “Adviser”) is the Funds’ investment adviser. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“Manulife Financial”). Founded in 1862, John Hancock Financial Services and its subsidiaries today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance.

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Manulife Financial Corporation is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and most of Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$XXX billion (US$XXX billion) as of September 30, 2007.

Manulife Financial Corporation trades as 'MFC' on the TSX, NYSE and PSE, and under '0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

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The Funds are sub-advised by MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)” or the “Sub-Adviser”). Prior to October 1, 2006, MFC Global (U.S.) was known as Sovereign Asset Management LLC. MFC Global (U.S.) is a subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation. MFC Global (U.S.) is responsible for providing investment advice to the Funds subject to the review of the Trustees and the overall supervision of the Adviser.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of each Funds’ investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objectives are fundamental and may only be changed with shareholder approval. There is no assurance that the Funds will achieve their investment objective.

High Yield Municipal Bond Fund. The Fund's primary investment objective is to obtain a high level of current income that is largely exempt from federal income taxes and is consistent with the preservation of capital. The Fund pursues this objective by normally investing substantially all of its assets in medium and lower quality obligations, including bonds, notes and commercial paper, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("tax-exempt securities"). The Fund seeks as its secondary objective preservation of capital by purchasing and selling interest rate futures contracts ("financial futures") and tax-exempt bond index futures contracts ("index futures"), and by purchasing and writing put and call options on debt securities, financial futures, tax-exempt bond indices and index futures to hedge against changes in the general level of interest rates.

As a fundamental policy, the Fund invests, in normal circumstances, at least 80% of its total assets in municipal bonds ("Municipal Bonds") rated, at the time of purchase, from "A” to Ba" by Moody's Investor Services, Inc. ("Moody's"); or from “A” to "BB" by Standard and Poor's Ratings Group ("S&P") and Fitch Investment Services (“Fitch”), or, if unrated, that are of comparable quality as determined by the Sub-Adviser. Municipal Bonds rated lower than "Ba" or "BB" may be bought by the Fund. However, the Fund will limit its investments in such securities to not more than 5% of its total assets at the time of purchase. The Fund may invest in Municipal Bonds with ratings as low as "CC" by S&P or "Ca" by Moody's, but will invest in securities rated lower than ""Ba" or "BB" only where, in the opinion of the Sub-Adviser, the rating does not accurately reflect the true quality of the credit of the issuer and the quality of such securities is comparable to that of securities rated at least "Ba" or "BB." The rating limitations applicable to the Fund's investments apply at the time of acquisition of a security; any subsequent change in the rating or quality of a security will not require the Fund to sell the security. A general description of Moody's, S&P's and Fitch ratings is set forth in Appendix B. Municipal Bonds may include securities subject to alternative minimum tax (AMT).

As required by SEC Rule 35d-1 the following fundamental investment policy has been added: The Fund normally invests at least 80% of its Assets in municipal bonds of any maturity. “Assets” is defined as net assets plus the amount of any borrowings for investment purposes.

Non-Diversification. The Fund is registered as a "non-diversified" investment company, permitting the Sub-Adviser to invest more than 5% of the assets of the Fund in the obligations of any one issuer. Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, the value of Fund shares may be more susceptible to any single economic, political or regulatory event than the shares of a diversified investment company.

Tax Exempt Bonds. “Tax-exempt securities" are debt obligations generally issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies or instrumentalities the interest on which, in the opinion of the bond issuer's counsel (not the Fund's counsel), is excluded from gross income for federal income tax purposes. These securities consist of Municipal Bonds, municipal notes and municipal commercial paper as well as variable or floating rate obligations and participation interests.

In addition to the hedging strategies employed by the Fund in pursuit of its secondary objective of preservation of capital, the Fund can purchase bonds rated "BBB" and "BB" or "Baa" and "Ba," where based upon price, yield and the Sub-Adviser's assessment of quality, investment in such bonds is determined to be consistent with the Fund's secondary objective of preserving capital. To the extent that the Fund purchases, retains or disposes of such bonds for this purpose, the Fund may not earn as high a yield as might otherwise be obtainable from lower quality securities.

While the Fund normally will invest primarily in medium and lower quality Municipal Bonds as indicated above, it may invest in higher quality tax-exempt securities, particularly when the difference in returns between rating classifications is very narrow.

The same credit quality standards would apply to municipal commercial paper, notes and variable rate demand obligations as apply to the Fund’s investments in municipal bonds. For example, these securities could be unrated securities comparable in quality to securities rated BB or Ba or could be rated as low as CC or Ca by S&P or Moody’s.

At the end of any quarter of its taxable year, tax-exempt securities must comprise at least 50% of the Fund's total assets. For liquidity and flexibility the Fund may place up to 20% of Net Assets in taxable and tax-free short term securities. In abnormal circumstances, it may invest more assets in these securities.

As described in "Investment Objective and Policies," the High Yield Fund may invest in high yielding debt securities that are rated below investment grade (i.e., rated below Baa Moody's or BBB by S&P and Fitch). Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. The Fund may invest in comparable quality unrated securities which, in the opinion of the Sub-Adviser, offer comparable yields and risks to those securities which are rated.

Tax-Free Bond Fund. Under normal market conditions the Fund invests at least 80% of it’s assets in Municipal Obligations. The Fund’s Municipal Bonds include investment grade bonds, notes and commercial paper. This policy is fundamental.

The Fund seeks to achieve its objective by investing primarily in municipal bonds, notes and commercial paper the interest on which is exempt from federal income taxes (“Municipal Obligations” or “Tax-Exempt Bonds”). Tax-Exempt Bonds include both long and short term debt obligations and Certificates of Participation (COP’s) issued by or on behalf of states, territories or possessions of the United States; the District of Columbia, and the political subdivisions, agencies or instrumentalities thereof.

As required by SEC Rule 35d-1 the following fundamental investment policy has been added: The Fund normally invests at least 80% of its Assets in tax-exempt bonds of any maturity. “Net Assets” is defined as net assets plus the amount of any borrowings for investment purposes.

For liquidity and flexibility, the Fund may place up to 20% of its Assets in taxable investment grade short-term securities. In abnormal circumstances, it may invest more assets in these securities.

The Fund is a "diversified" management investment company under the Investment Company Act of 1940 (the "1940 Act"). This means that with respect to 75% of its total assets: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. government securities and securities of other investment companies and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of Fund's total assets. Since Municipal Obligations ordinarily purchased by the Fund are not voting securities (notwithstanding the 75% limitation described above), there is generally no limit on the percentage of a single issuer's obligations which the Fund may own so long as it does not invest more than 5% of its total assets in the securities of that issuer. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. In determining the issuer of a security, each state and each political subdivision, agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

The interest income on certain private activity bonds (including the Fund's distributions to its shareholders attributable to such interest) may be treated as a tax preference item under the Federal alternative minimum tax. The Fund will not include tax-exempt securities generating this income for purposes of measuring compliance with the 80% fundamental investment policy described in the Prospectus.

The Fund may invest less than 35% of its assets in municipal bonds, including private activity bonds, and municipal notes rated at the time of purchase Ba or B by Moody's, BB or B by S&P or Fitch or, if not rated, determined by the Adviser to be of comparable credit quality. Municipal commercial paper like the Fund’s other municipal investments can be of below investment grade quality and maybe rated or unrated. The Fund may retain Municipal Obligations whose ratings are downgraded below permissible ratings until the Adviser determines that disposing of such Obligations is in the best interests of the Fund.

High Yield Municipal Bond Fund and Tax-Free Bond Fund

Commercial Paper. The Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Government Securities. The Funds may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government and its agencies, authorities or instrumentalities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Custodial Receipts. The Funds may acquire custodial receipts in respect of U.S. Government securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

Callable Bonds. The Funds may purchase and hold callable Municipal Bonds which contain a provision in the indenture permitting the issuer to redeem the bonds prior to their maturity dates at a specified price which typically reflects a premium over the bonds' original issue price. These bonds generally have call-protection (a period of time during which the bonds may not be called), which usually lasts for 7 to 10 years, after which time such bonds may be called away. An issuer may generally be expected to call its bonds, or a portion of them during periods of relatively declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If the proceeds of a bond called under such circumstances are reinvested, the result may be a lower overall yield due to lower current interest rates. If the purchase price of such bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the Fund, depending on the price at which such bonds were redeemed.

Credit and Interest Rate Risks.. Investors should note that while ratings by a rating institution provide a generally useful guide to credit risks, they do not, nor do they purport to, offer any criteria for evaluating interest rate risk. Changes in the general level of interest rates cause fluctuations in the prices of fixed-income securities already outstanding and will therefore result in fluctuation in net asset value of the shares of the Fund. The extent of the fluctuation is determined by a complex interaction of a number of factors. The Adviser will evaluate those factors it considers relevant and will make portfolio changes when it deems it appropriate in seeking to reduce the risk of depreciation in the value of the Fund's portfolio. However, in seeking to achieve the Fund's primary objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of comparable losses on securities in the portfolio will be unavoidable. Moreover, medium and lower-rated securities and unrated securities of comparable quality tend to be subject to wider fluctuations in yield and market values than higher rated securities. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of the Fund's portfolio. Other risks of lower quality securities include:

(i) subordination to the prior claims of banks and other senior lenders and

(ii) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Fund may reinvest premature redemption proceeds in lower yielding portfolio securities.

In determining which securities to purchase or hold in the Fund's portfolio and in seeking to reduce credit and interest rate risk consistent with the Fund's investment objective and policies, the Sub-Adviser will rely on information from various sources, including: the rating of the security; research, analysis and appraisals of brokers and dealers; the views of the Trust's Trustees and others regarding economic developments and interest rate trends; and the Sub-Adviser's own analysis of factors it deems relevant as it pertains to achieving the Fund's investment objectives.

Municipal Obligations. In seeking to achieve its investment objective, the Fund invests in a variety of Municipal Obligations which consist of Municipal Bonds, Municipal Notes and Municipal Commercial Paper, the interest on which in the opinion of the bond issuer's counsel (not the Fund's counsel) is exempt from federal income tax.

Municipal Bonds. Municipal bonds generally are classified as either general obligation bonds or revenue bonds. General obligation bonds are backed by the credit of an issuer having taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation of the issuer's legislative body. Revenue bonds, by contrast, are payable only from the revenues derived from a particular project, facility or a specific revenue source. They are not generally payable from the unrestricted revenues of the issuer.

Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which Municipal Bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser in determining whether a Municipal Obligation meets the Fund's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal Notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such Notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal Commercial Paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal Commercial Paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

Federal tax legislation enacted in the 1980's placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue Municipal Obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of Municipal Obligations in which the Fund may invest which were issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued Municipal Obligations.

Issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their Municipal Obligations may be affected.

The yields of Municipal Bonds depend upon, among other things, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard and Poor’s Rating Group (“S&P”), Moody's Investor Services, Inc. (“Moody’s”) and Fitch Investment Services (“Fitch”) represent their respective opinions of the quality of the Municipal Bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields and Municipal Bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix B for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Ratings as Investment Criteria Municipal bonds and notes rated BBB or Baa are considered to have some speculative characteristics and can pose special risks involving the ability of the issuer to make payment of principal and interest to a greater extent than higher rated securities. Municipal bonds and notes rated BB, B, Ba or B are considered speculative and are generally referred to as junk bonds. While generally providing greater income than investments in higher quality securities, these instruments involve greater risk of principal and income loss, including the possibility of default. These instruments may have greater price volatility, especially during periods of economic uncertainty or change. Bonds rated B are currently meeting debt service requirements but provide a limited margin of safety and are vulnerable to default in the event of adverse business, financial or economic conditions. In addition, the market for these instruments may be less liquid than the market for higher rated securities. Therefore, the Adviser's judgment at times plays a greater role in the performance and valuation of the Fund's investments in these instruments. See Appendix B for additional discussion of the ratings assigned to Municipal Obligations.

Lower Rated High Yield Debt Obligations. Debt securities rated lower than Baa or BBB by Moody's, S&P or Fitch, respectively and unrated securities of comparable quality (commonly called "junk bonds") generally have larger price fluctuations and involve increased risks to the principal and interest than do higher rated securities. Many of these securities are considered to be speculative investments. In general, these risks include: (1) substantial market price volatility; (2) changes in credit status, including weaker overall credit condition of issuers and risks of default; and (3) industry, market and economic risks, including limited liquidity and secondary market support.

The market price and liquidity of lower rated fixed income securities generally respond to short-term corporate and market developments to a greater extent than the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield high risk bond market or the reduced availability of market quotations may make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield high risk bonds. In addition, the Fund's investments in high yield high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors.

The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of S&P, Moody's and Fitch represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix B for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

The Sub-Adviser will purchase municipal bonds rated BBB, BB or B or Baa, Ba or B where, based upon price, yield and its assessment of quality, investment in such bonds is determined to be consistent with the Fund's objective of preservation of capital. The Sub-Adviser will evaluate and monitor the quality of all investments, including bonds rated BBB, BB or B or Baa, Ba or B, and will dispose of such bonds necessary to assure that the Fund's overall portfolio is constituted in manner consistent with the goal of preservation of capital. To the extent that the Fund's investments in municipal bonds rated BBB, BB or B or Baa, Ba or B includes obligations believed to be consistent with the goal of preserving capital, such bonds may not provide yields as high as those of other obligations having such ratings and the differential in yields between such bonds and obligations with higher quality ratings may not be as significant as might otherwise be generally available.

Because there is no restriction on the maturities of the Municipal Obligations in which the Fund may invest, the Fund's average portfolio maturity is not subject to any limit. Generally, the longer the average portfolio maturity, the greater will be the impact of fluctuations in interest rates on the values of the Fund's assets and on the net asset value per share.

Restricted Securities. The Funds may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933 (“1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. The Funds will not invest more than 15% of net assets in the case of, in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid securities. The Trustees have adopted guidelines and delegated to the Sub-Adviser, the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Funds’ investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Funds if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Participation Interests. The Funds may purchase participation interests which give the Fund an undivided pro rata interest in a tax-exempt security. A participation interest gives the Fund an undivided interest in the tax exempt security in the proportion that the Fund's participation interest bears to the total amount of the tax exempt security. For certain participation interests, the Funds will have the right to demand payment, on a specified number of days' notice for all or any part of the Funds’ participation interest in the tax-exempt security plus accrued interest. Participation interests, that are determined to be not readily marketable, will be considered illiquid for purposes of the Funds’ 15% restriction on investment in illiquid securities.

The Funds may also invest in certificates of participation ("COPs"), which provide participation interests in lease revenues. Each COP represents a proportionate interest in or right to the lease-purchase payment made under municipal lease obligations or installment sales contracts. Typically, municipal lease obligations are issued by a state or municipal financing authority to provide funds for the construction of facilities (e.g., schools, dormitories, office buildings or prisons) or the acquisition of equipment. The facilities are typically used by the state or municipality pursuant to a lease with a financing authority. Certain municipal lease obligations may trade infrequently. Accordingly, COPs will be monitored pursuant to analysis by the Sub-Adviser, and reviewed according to procedures adopted by the Board of Trustees, which considers various factors in determining liquidity risk. COPs will not be considered illiquid for purposes of the Funds’ 15% limitation on illiquid securities, provided the Sub-Adviser, determines that there is a readily available market for such securities. An investment in COPs is subject to the risk that a municipality may not appropriate sufficient funds to meet payments on the underlying lease obligation.

In reaching liquidity decisions, the Sub-Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.) With respect to municipal lease obligations, the Adviser also considers: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease; (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease; (3) an analysis of factors similar to that performed by nationally recognized statistical rating organizations in evaluating the credit quality of a municipal lease obligation, including (i) whether the lease can be canceled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and (4) any other factors unique to municipal lease obligations as determined by the Adviser.

Additionally, the Funds may engage in short-term trading consistent with its investment objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the Adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax- exempt securities.

In general, purchases and sales may also be made to restructure the portfolio in terms of average maturity, quality, coupon yield or diversification for any one or more of the following purposes: (a) to increase income, (b) to improve portfolio quality, (c) to minimize capital depreciation, (d) to realize gains or losses, or (e) for such other reasons as the Adviser deems relevant in light of economic or market conditions.

Repurchase Agreements. The Funds may enter into repurchase agreements for the purpose of realizing additional (taxable) income. In a repurchase agreement a Fund buys a security for a relatively short period (generally not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Sub-Adviser, will continuously monitor the creditworthiness of the parties with whom the Funds enter into repurchase agreements. The Funds have established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Funds could experience delays in, or be prevented from, liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period while the Funds seek to enforce their rights thereto, possible subnormal levels of income and decline in value of the underlying securities or lack of access to income during this period, as well as, the expense of enforcing its rights.

Reverse Repurchase Agreements and Other Borrowings. The (no procedures in place – no TrusteeFunds may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in the Fund’s portfolio to a bank or securities firm with an agreement that the Funds will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Funds. Reverse repurchase agreements involve the risk that the market value of securities purchased by a Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase The Funds will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3%, in the case of the High Yield Municipal Bond Fund and 15% in the case of the Tax-Free Bond Fund, of the market value of the Fund’s total assets. Each Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Funds will establish separate accounts consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of these securities (plus accrued interest thereon) under such agreements. In addition, the Funds will not purchase additional securities while all borrowings exceed 5% of the value of the Fund’s total assets. The Funds will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser and/or Sub-Adviser will monitor the creditworthiness of the banks involved.

Options on Securities and Securities Indices. The Funds may purchase and write (sell) call and put options on debt securities in which they may invest or on any securities index based on debt securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Funds may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Funds, obligates the Funds to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Funds obligates the Funds to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Funds of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Funds of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Funds’ obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Funds’ net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Funds may terminate their obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Funds would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Funds may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Funds, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Funds would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Funds would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Funds, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Funds’ portfolio securities. The Funds would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Funds would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Funds’ portfolio securities. Under certain circumstances, the Funds may not be treated as the tax owner of a security if the Funds have purchased a put option on the same security. If this occurred, the interest on the security would be taxable.

The Funds’ options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Funds may write or purchase may be affected by options written or purchased by other investment advisory clients of the Sub-Adviser.. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Funds are unable to effect a closing purchase transaction with respect to covered options it has written, the Funds will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Funds are unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Funds’ ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Sub-Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To hedge against changes in interest rates or securities prices or for other non-speculative purposes, the Funds may purchase and sell futures contracts on debt securities and debt securities indices, and purchase and write call and put options on these futures contracts. The Funds may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Funds may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies With Future Contracts. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire. When interest rates are rising or securities prices are falling, the Funds can seek to offset a decline in the value of their current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Funds, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Funds may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Funds’ portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Funds or securities with characteristics similar to those of the Funds’ portfolio securities.

If, in the opinion of the Sub-Adviser, there is a sufficient degree of correlation between price trends for the Funds’ portfolio securities and futures contracts based on other debt securities or indices, the Funds may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Funds’ portfolio may be more or less volatile than prices of such futures contracts, the Sub-Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Funds enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Funds’ portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Funds’ portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Funds may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities to alter the investment characteristics of portfolio securities or to gain or increase exposure to a particular securities market.

Options on Futures Contracts. The Funds may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Funds the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds obtain the benefit of the futures position if prices move in a favorable direction but limit their risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Funds’ assets. By writing a call option, the Funds become obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Funds intend to purchase. However, the Funds become obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Funds in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Funds’ ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Funds will engage in futures and related options transactions solely for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Funds are using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Funds own or futures contracts will be purchased to protect the Funds against an increase in the price of securities it intends to purchase. The Funds will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Funds expect that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Funds will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Funds to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Funds to purchase securities, require the Funds to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Funds than if they had not entered into any futures contracts or options transactions.

Perfect correlation between the Funds’ futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Funds may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Funds from closing out positions and limiting its losses.

Structured or Hybrid Notes. The Funds may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Funds to gain exposure to the benchmark market while fixing the maximum loss that the Funds may experience in the event that market does not perform as expected. Depending on the terms of the note, the Funds may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Funds’ loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Indexed Securities. The Funds may invest in indexed securities, including floating rate securities that are subject to a maximum interest rate (“capped floaters”) and leveraged inverse floating rate securities (“inverse floaters”) (up to 10% of the Fund’s total assets). The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in a relation to one or more interest rates, financial indices, or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market charges in interest rates or other reference prices.

Variable and Floating Rate Obligations. The Funds may invest in variable and floating rate obligations, including inverse floating rate obligations, on which the interest rate is adjusted at predesignated periodic intervals (variable rate) or when there is a change in the market rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable and floating rate obligations may include a demand feature which entitles the purchaser to demand prepayment of the principal amount prior to stated maturity. Also, the issuer may have a corresponding right to prepay the principal amount prior to maturity. As with any other type of debt security, the marketability of variable or floating rate instruments may vary depending on a number of factors, including the type of issuer and the terms of the instrument. The Funds may invest in more recently developed floating rate instruments which are created by dividing a municipal security's interest rate into two or more different components. Typically, one component ("floating rate component" or "FRC") pays an interest rate that is reset periodically through an auction process or by reference to an interest rate index. A second component ("inverse floating rate component" or "IFRC") pays an interest rate that varies inversely with changes to market rates of interest, because the interest paid to the IFRC holders is generally determined by subtracting a variable or floating rate from a predetermined amount (i.e., the difference between the total interest paid by the municipal security and that paid by the FRC). The Funds’ may purchase FRC’s without limitation. Up to 10% of the Funds’ total assets may be invested in IFRC’s in an attempt to protect against a reduction in the income earned on the Funds’ other investments due to a decline in interest rates. The extent of increases and decreases in the value of an IFRC generally will be greater than comparable changes in the value of an equal principal amount of a fixed-rate municipal security having similar credit quality, redemption provisions and maturity. To the extent that such instruments are not readily marketable, as determined by the Adviser pursuant to guidelines adopted by the Board of Trustees, they will be considered illiquid for purposes of the Funds’ 15% investment restriction on investment in illiquid securities.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters and other leveraged floating rate instruments. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

Derivative debt securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs") and certain residual or support branches of index amortizing notes. Index amortizing notes are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs present an especially intense combination of prepayment, extension and interest rate risks.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar.

Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Forward Commitment and When-Issued Securities. The Funds may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Funds will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Funds engage in forward commitment and when-issued transactions, they rely on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Funds enter into an agreement to purchase securities on a when-issued or forward commitment basis, the Funds will segregate in a separate accounst cash or liquid securities equal in value to the Funds’ commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that it owns.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Funds may enter into interest rate swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Funds’ investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Funds’ investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds’ performance. Swap agreements are subject to risks related to the counterpart's ability to perform, and may decline in value if the counterpart's credit worthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions. The Funds will maintain in a segregated account with the custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Funds’ obligations over its entitlement with respect to swap, cap, collar or floor transactions.

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Lending of Securities. The Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the exclusive borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

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Short Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Funds may engage in short-term trading in response to changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Funds’ portfolio turnover rate is set forth in the table under the caption “Financial Highlights” in the Prospectus.

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Portfolio Holdings Disclosure Policy. The Board of Trustees of John Hancock Funds (“JHF”) has adopted the Policy Regarding Disclosure of Portfolio Holdings, see Appendix E of this SAI, to protect the interests of the shareholders of JHF and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a fund’s subadvisers, principal underwriter or affiliated persons of a fund’s Adviser or principal underwriter. JHF’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF applies its policy uniformly to all parties, including individual and institutional investors, intermediaries, affiliated persons of a fund, and to all third party service providers and rating agencies.

JHF posts on the fifth business day after month-end, the following information for each fund will be posted on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition, number of holdings; bond fund duration. JHF posts to its Web site at www.jhfunds.com complete portfolio holdings for a fund thirty (30) days after each calendar month end. A fund also discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of JHF’s fiscal year and on Form N-CSR on the second and fourth quarter ends of JHF’s fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a fund’s portfolio holdings with their annual and semi-annual reports.

Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Moody’s, S&P, Morningstar and Lipper; or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHF, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHF’s Chief Compliance Officer (“CCO”) or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.

At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); Charles River (holdings and securities details, daily); and DST (NAVs, daily).

The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval.

When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF, the CCO shall refer the conflict to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF’s shareholders.

The receipt of compensation by a fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.

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INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without approval of a majority of the respective Fund’s outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the respective Fund’s shares represented at a meeting if more than 50% of the respective Fund’s outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the respective Fund’s outstanding shares.

Each Fund may not:

(1) Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the fund’s total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees’ fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

(2) Invest in commodities or commodity futures contracts, except for transactions in financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the fund’s investment policies.

(3) Make loans, except that the fund may (i) lend portfolio securities in accordance with the fund’s investment policies up to 33 1/3% of the funds’ total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, interests in bank loans, including without limitation, participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(4) Invest 25% or more of the value of its assets in any one industry, provided that this limitation does not apply to (i) tax-exempt municipal securities other than those tax-exempt municipal securities backed only by assets and revenues of nongovernmental issuers and (ii) obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

(5) Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

(6) Purchase or sell real estate, real estate investment trust securities. This limitation shall not prevent the Fund from investing in municipal securities secured by real estate or interests in real estate or holding real estate acquired as a result of owning such municipal securities.

(7) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

Tax-Free Income Fund Only:

(8) With respect to 75% of its total assets, purchase securities (other than obligations issued or guaranteed by the United States government, its agencies of instrumentalities and shares of other investment companies) of any issuer if the purchase would cause immediately thereafter more than 5% of the value of the Fund’s total assets to be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer.

(9) Issue any senior securities, except insofar as the Fund may be deemed to have issued a senior security by: entering into a repurchase agreement; purchasing securities on a when-issued or delayed delivery basis; purchasing or selling any options or financial futures contract; borrowing money or lending securities in accordance with applicable investment restrictions.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

Each Fund may not:

1. Purchase a security if, as a result (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund’s portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, each Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees, purchase securities of other investment companies within the John Hancock Group of Funds.

2. Invest for the purpose of exercising control or management of another company.

3. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

4. Invest more than 15% of the Fund’s net assets in securities which are illiquid.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of each Fund’s assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Funds is managed by its Trustees, including certain Trustees who are not “interested persons” of the Funds or the Trust (as defined by the Investment Company Act of

1940) (the “Independent Trustees”), who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Funds are also officers or Directors of the Adviser, or officers and Directors of the Funds’ principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds" or the “Distributor”).

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				Number of
				John
				Hancock
	Position(s)	Trustee/		Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since (2)	Directorships During Past 5 Years	Trustee

Independent Trustees

Ronald R. Dion	Chairman	2005	Chairman and Chief Executive Officer, R.M.	58
Born: 1946	and		Bradley & Co., Inc.; Director, The New
	Trustee	1998	England Council and Massachusetts
			Roundtable; Director, Boston Stock
			Exchange; Trustee, North Shore Medical
			Center; Director, BJ’s Wholesale Club, Inc.
			and a corporator of the Eastern Bank;
			Trustee, Emmanuel College; Director, Boston
			Municipal Research Bureau; Member of the
			Advisory Board, Carroll Graduate School of
			Management at Boston College.

James F. Carlin	Trustee	1994	Director and Treasurer, Alpha Analytical	58
Born: 1940			Laboratories (chemical analysis) (since
			1985); Part Owner and Treasurer, Lawrence
			Carlin Insurance Agency, Inc. (since 1995);
			Part Owner and Vice President, Mone
			Lawrence Carlin Insurance Agency, Inc.
			(until 2005); Director/Treasurer, Rizzo
			Associates (engineering) (until 2000);
			Chairman and CEO, Carlin Consolidated, Inc.
			(management/investments) (since 1987);
			Director/Partner, Proctor Carlin & Co., Inc.
			(until 1999); Trustee, Massachusetts Health
			and Education Tax Exempt Trust (since
			1993); Director of the following: Uno
			Restaurant Corp. (until 2001), Arbella Mutual
			(insurance) (until 2000), HealthPlan Services,
			Inc. (until 1999), Flagship Healthcare, Inc.
			(until 1999), Carlin Insurance Agency, Inc.
			(until 1999); Chairman, Massachusetts Board
			of Higher Education (until 1999)

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.

(3) Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

Number of
John
Hancock
	Position(s)	Trustee/		Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since (2)	Directorships During Past 5 Years	Trustee

Independent Trustees

William H.	Trustee	1987	Former Chancellor, University of Texas	58
Cunningham			System and former President of the
Born: 1944			University of Texas, Austin, Texas; Chairman
and CEO, IBT Technologies (until 2001);
Director of the following: Hire.com (until
2004), STC Broadcasting, Inc. and Sunrise
Television Corp. (until 2001), Symtx,
Inc.(electronic manufacturing) (since 2001),
Adorno/Rogers Technology, Inc. (until 2004),
Pinnacle Foods Corporation (until 2003),
rateGenius (until 2003), Lincoln National
Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life
insurance company) (until 2006), New
Century Equity Holdings (formerly Billing
Concepts) (until 2001), eCertain (until 2001),
ClassMap.com (until 2001), Agile Ventures
(until 2001), AskRed.com (until 2001),
Southwest Airlines, Introgen and Viasystems,
Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge,
Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until
2003); Advisory Director, JP Morgan Chase
Bank (formerly Texas Commerce Bank –
Austin), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified
automotive parts supply company) (since
2003).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.

(3) Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

Number of
John Hancock
	Position(s)	Trustee/		Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since (2)	Directorships During Past 5 Years	Trustee

Charles L. Ladner	Trustee	1994	Chairman and Trustee, Dunwoody	58
Born: 1938			Village, Inc. (retirement services) (until
2003); Senior Vice President and Chief
Financial Officer, UGI Corporation
(public utility holding company) (retired
1998); Vice President and Director for
AmeriGas, Inc. (retired 1998); Director of
AmeriGas Partners, L.P. (gas
distribution)(until 1997); Director,
EnergyNorth, Inc. (until 1995); Director,
Parks and History Association (until
2007).

John A. Moore	Trustee	2005	President and Chief Executive Officer,	58
Born: 1939			Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior
Scientist, Sciences International (health
research)(until 2003); Former Assistant
Administrator & Deputy Administrator,
Environmental Protection Agency;
Principal, Hollyhouse (consulting)(since
2000); Director, CIIT Center for Health
Science Research (nonprofit research)
(since 2002).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.

(3) Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

				Number of
				John Hancock
	Position(s)	Trustee/		Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since (2)	Directorships During Past 5 Years	Trustee

Patti McGill Peterson	Trustee	2005	Executive Director, Council for	58
Born: 1943			International Exchange of Scholars and
			Vice President, Institute of International
			Education (since 1998); Senior Fellow,
			Cornell Institute of Public Affairs,
			Cornell University (until 1998); Former
			President of Wells College and St.
			Lawrence University; Director, Niagara
			Mohawk Power Corporation (until
			2003); Director, Ford Foundation,
			International Fellowships Program
			(since 2002); Director, Lois Roth
			Endowment (since 2002); Director,
			Council for International Exchange
			(since 2003).

Steven R. Pruchansky	Trustee	1994	Chairman and Chief Executive Officer,	58
Born: 1944			Greenscapes of Southwest Florida, Inc.
			(since 2000); Director and President,
			Greenscapes of Southwest Florida, Inc.
			(until 2000); Managing Director,
			JonJames, LLC (real estate) (since
			2001); Director, First Signature Bank &
			Trust Company (until 1991); Director,
			Mast Realty Trust (until 1994);
			President, Maxwell Building Corp.
			(until 1991).

Non-Independent Trustees

James R. Boyle (3)	Trustee	2005	Chairman and Director, John Hancock	263
Born: 1959			Advisers, LLC (the “Adviser”), The
			Berkeley Financial Group, LLC (“The
			Berkeley Group”) (holding company)
			and John Hancock Funds, LLC (“John
			Hancock Funds”); President, John
			Hancock Annuities; Executive Vice
			President, John Hancock Life Insurance
			Company (since June, 2004); President
			U.S. Annuities; Senior Vice President,
			The Manufacturers Life Insurance
			Company (U.S.A) (prior to 2004).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.

(3) Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

Number of
John Hancock
	Position(s)	Trustee/		Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since	Directorships During Past 5 Years	Trustee

Principal Officers who
are not Trustees

Keith F. Hartstein	President	2005	Senior Vice President, Manulife Financial	N/A
Born: 1956	and Chief		Corporation (since 2004); Director,
	Executive		President and Chief Executive Officer, the
	Officer		Adviser,The Berkeley Group, John Hancock
Funds, LLC (since 2005); Director, MFC
Global Investment Management (U.S.), LLC
(“MFC Global (U.S.)”) (since 2005);
Director, John Hancock Signature Services,
Inc. (since 2005); President and Chief
Executive Officer, John Hancock Investment
Management Services, LLC (since 2006);
President and Chief Executive Officer, John
Hancock Funds, John Hancock Funds II,
John Hancock Funds III and John Hancock
Trust (since 2005); Director, Chairman and
President, NM Capital Management, Inc.
(since 2005); Chairman, Investment
Company Institute Sales Force Marketing
Committee (since 2003); Director, President
and Chief Executive Officer, MFC Global
(U.S.) (2005-2006); Executive Vice
President, John Hancock Funds, LLC (until
2005);

Thomas M. Kinzler	Secretary	2006	Vice President and Counsel for John Hancock	N/A
Born: 1955	and Chief		Life Insurance Company (U.S.A.) (since
	Legal		2006); Secretary and Chief Legal Officer,
	Officer		John Hancock Funds, John Hancock Funds
II and John Hancock Funds III (since 2006);
Vice President and Associate General
Counsel for Massachusetts Mutual Life
Insurance Company (1999-2006); Secretary
and Chief Legal Counsel for MML Series
Investment Fund (2000-2006); Secretary and
Chief Legal Counsel for MassMutual
Institutional Funds (2000-2004); Secretary
and Chief Legal Counsel for MassMutual
Select Funds and MassMutual Premier Funds
(2004-2006).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

Number of
John Hancock
	Position(s)	Trustee/		Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since	Directorships During Past 5 Years	Trustee

Francis V. Knox, Jr.	Chief	2005	Vice President and Chief Compliance	N/A
Born: 1947	Compliance		Officer, John Hancock Investment
	Officer		Management Services, LLC, the Adviser
and MFC Global (U.S.) (since 2005);
Chief Compliance Officer, John Hancock
Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock
Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of
Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity
Investments (until 2001).

Gordon M. Shone	Treasurer	2006	Treasurer, John Hancock Funds (since	N/A
Born: 1956			2006); John Hancock Funds II, John
Hancock Funds III and John Hancock
Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock
Trust (2003-2005); Senior Vice President,
John Hancock Life Insurance Company
(U.S.A.) (since 2001); Vice President, John
Hancock Investment Management Services,
Inc. and John Hancock Advisers, LLC
(since 2006), The Manufacturers Life
Insurance Company (U.S.A.) (1998 to
2000).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

Number of
John
Hancock
	Position(s)	Trustee/		Funds
Name, Address (1)	Held with	Officer	Principal Occupation(s) and other	Overseen by
And Age	Fund	since	Directorships During Past 5 Years	Trustee

John G. Vrysen	Chief	2005	Senior Vice President, Manulife Financial	N/A
Born: 1955	Operating		Corporation (since 2006); Director,
	Officer		Executive Vice President and Chief
Operating Officer, the Adviser, The
Berkeley Group and John Hancock Funds,
LLC (June 2007-Present); Chief Operating
Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III
and John Hancock Trust (June 2007-
Present); Director, Executive Vice
President and Chief Financial Officer, the
Adviser, The Berkeley Group and John
Hancock Funds, LLC (until June
2007);Executive Vice President and Chief
Financial Officer, John Hancock
Investment Management Services, LLC
(since 2005), Vice President and Chief
Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock
Signature Services, Inc. (since 2005); Chief
Financial Officer, John Hancock Funds,
John Hancock Funds II, John Hancock
Funds III and John Hancock Trust (2005-
June 2007); Vice President and General
Manager, Fixed Annuities, U.S. Wealth
Management (until 2005); Vice President,
Operations Manulife Wood Logan (2000-
2004).

Charles A. Rizzo	Chief	2007	Chief Financial Officer, John Hancock Funds II,	N/A
1957	Financial		John Hancock Funds III and John Hancock
	Officer		Trust (June 2007-Present); Assistant Treasurer,
Goldman Sachs Mutual Fund Complex
(registered investment companies) (2005-June
2007); Vice President, Goldman Sachs (2005-
June 2007); Managing Director and Treasurer
of Scudder Funds, Deutsche Asset Management
(2003-2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002-
2003); Vice President and Treasurer, Deutsche
Global Fund Services (1999-2002).

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

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The Funds’ Board of Trustees currently has four standing Committees: the Audit and Compliance Committee, the Governance Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not “interested persons” of the Funds.

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The Audit & Compliance Committee members are Messrs. Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit and Compliance Committee are independent and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit and Compliance Committee. The Audit and Compliance Committee recommends to the full board auditors for the Funds, monitors and oversees the audits of the Funds, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit and Compliance Committee held four meetings during the fiscal year ended August 31, 2007.

The Governance Committee members are all of the independent Trustees. The Governance Committee makes recommendations to the Board on issues related to corporate governance applicable to the Independent Trustees and to the composition and operation of the Board and to assume duties, responsibilities and functions to nominate candidates to the Board, together with such addition duties, responsibilities and functions as are delegated to it from time to time. Among other things, the Governance Committee acts as a nominating committee of the Board. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Governance Committee will generally apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Funds and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Funds and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Governance Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Governance Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Governance Committee held four meeting during the fiscal year ended August 31, 2007.

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As long as an existing Independent Trustee continues, in the opinion of the Governance Committee, to satisfy these criteria, the Funds anticipate that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Governance Committee will consider nominees recommended by shareholders to serve as trustees, the Governance Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Funds. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Governance Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Governance Committee. While it has not done so in the past, the Governance Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Governance Committee. In evaluating a nominee recommended by a shareholder, the Governance Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Funds’ proxy card. If the Governance Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Funds’ proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o The Secretary of the Funds at the following address: 601 Congress Street, Boston, MA 02210-2805. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Funds.

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The Contracts/Operations Committee members are Messrs. Carlin, Cunningham, Dion and Pruchansky. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Funds and other entities. These contracts include advisory and subadvisory agreements (if, applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended August 31, 2007.

The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Funds generally, consults with the Adviser as necessary if the Funds require special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended August 31, 2007.

The following table provides a dollar range indicating each Trustee’s ownership of equity securities of the Funds, as well as aggregate holdings of shares of equity securities of all funds in the John Hancock Fund Complex overseen by the Trustee, as of December 31, 2006.

Aggregate Dollar Range of holdings
Name of Trustee	Dollar Range of Fund Shares		in John Hancock funds overseen by
	Owned by Trustee (1)		Trustee (1)

Independent Trustees	High Yield	Tax-Free Bond
	Municipal Bond	Fund
Fund

James F. Carlin	$1 - $10,000	$1 - $10,000	Over $100,000

Richard P. Chapman, Jr.(2)	none	$1 - $10,000	Over $100,000

William H. Cunningham	none	none	Over $100,000

Ronald R. Dion	$1 - $10,000	$1 - $10,000	Over $100,000

Charles L. Ladner	none	$1 - $10,000	Over $100,000

Dr. John A. Moore	none	$10,001 - $50,000	Over $100,000

Patti McGill Peterson	none	$10,001 - $50,000	Over $100,000

Steven R. Pruchansky	none	none	Over $100,000

Non-Independent Trustee

James R. Boyle*	none	none	$10, 000-$50,000

(1) These Funds do not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his or her fees by electing to have the Adviser invest his or her fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2005, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: For the High Yield Municipal Bond Fund: none and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cunningham, $1-$10,000 and over $100,000 for Mr. Dion, none and over $100,000 for Mr. Ladner, none and over $100,000 for Dr. Moore, none and over $100,000 for Ms. McGill Peterson and none and over $100,000 for Mr. Pruchansky. For the Tax-Free Bond Fund: $1-$10,000 and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cunningham, $1-$10,000 and over $100,000 for Mr. Dion, $1 - $10,000 and over $100,000 for Mr. Ladner, $10,001 - $50,000 and over $100,000 for Dr. Moore, 10,001 - $50,000 and over $100,000 for Ms. McGill Peterson and none and over $100,000 for Mr. Pruchansky.

(2) Mr. Chapman retired as of March 20, 2007.

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The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee and each of the officers of the Funds who are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Funds for their services.

			Total Compensation from all
Trustees	Aggregate Compensation		Funds in John Hancock Fund
	From the Fund (1)		Complex to Trustees (2)

	High Yield	Tax-Free
	Municipal	Bond Fund
	Bond Fund
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James F. Carlin	XX	XX	$ 125,250
Richard P. Chapman*+	XX	XX	126,250
William H. Cunningham*	XX	XX	193,250
Ronald R. Dion*	XX	XX	265,250
Charles L. Ladner*	XX	XX	194,250
Dr. John A. Moore*	XX	XX	146,250
Patti McGill Peterson*	XX	XX	126,500
Steven R. Pruchansky*	XX	XX	145,250
Total	XX	XX	$1,322,250

(1) Compensation is for the fiscal year ended August 31, 2007.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2006. As of this date, there were forty-nine funds in the John Hancock Fund Complex: Messrs. Carlin, Chapman+, Dion, Moore, Pruchansky and Ms. McGill Peterson served on fifty-three funds; Messrs. Ladner and Cunningham served on one-hundred-forty-three funds.

* As of December 31, 2006, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock Fund Complex for Mr. Chapman was $83,750, for Mr. Cunningham was $170,724, for Mr. Dion was $579,423, for Mr. Ladner was $85,936, for Dr. Moore was $325,332, for Ms. McGill Peterson was $70,782 and for

Mr. Pruchansky was $246,371 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

+ Mr. Chapman retired as of

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of December ___, 2007, the officers and Trustees of the Funds as a group beneficially owned less than 1% of the outstanding shares of the Funds. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of each class of the Funds:

High Yield Municipal Bond Fund

Name and Address of Owners of More than	Class A	Class B	Class C
5% of Shares

MLPF&S For The Sole	XX%	XX%	XX%
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East, 2nd Fl
Jacksonville FL 32246-6484

Citigroup Global Markets Inc.	XX%	XX%	XX%
Attn Cindy Tempesta
333 West 34th Street, 7th Fl
New York, New York 10001-2402

Tax-Free Bond Fund

Name and Address of Owners of More than	Class A	Class B	Class C
5% of Shares

MLPF&S For The Sole	XX%	XX%	XX%
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East, 2nd Fl
Jacksonville FL 32246-6484

Citigroup Global Markets Inc.	XX%	XX%	XX%
Attn Cindy Tempesta
333 West 34th Street, 7th Fl
New York, New York 10001-2402

Gladys F. Blank	XX%	XX%	XX%
908 Gardenia
Victoria, TX 77904-2169

Stanley C. Younger and	XX%	XX%	XX%
Henrietta Younger JTWROS
4719 Horseshoe Trail

Macungie, PA 18062-8305

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 601 Congress Street, Boston, Massachusetts 02210-2805, a premier investment management company, managed approximately $XX billion in open-end funds, closed-end funds, private accounts, retirement plans and related party assets for individual and institutional investors as of September 30, 2007. Additional information about John Hancock Advisers can be found on the website: www.jhfunds.com.

The Sub-Adviser, MFC Global (U.S.), located at 101 Huntington Avenue, Boston, Massachusetts 02199, was organized in 1979 and as of September 30, 2007 had approximately $XX billion in assets under management. The Sub-Adviser is a wholly-owned indirect subsidiary of John Hancock Financial Services, Inc. (an indirect wholly-owned subsidiary of Manulife Financial Corporation).

The Board of Trustees appointed MFC Global (U.S.) as Sub-Adviser to the Fund effective December 31, 2005. As of that date, the investment personnel of the Adviser were reassigned to MFC Global (U.S.). The Adviser will continue to serve as investment adviser to the Fund and will be responsible for the supervision of MFC Global (U.S.)’s services to the Fund.

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Each Fund has entered into an investment management contract (the “Advisory Agreement”) with the Adviser which was approved by the Funds’ shareholders. Pursuant to the Advisory Agreement, the Adviser, in conjunction with the Sub-Adviser will: (a) furnish continuously an investment program for each Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of each Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser and each of the Funds have entered into a Sub-Advisory Agreement with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Funds and the composition of each Fund’s portfolio and furnishing the Funds with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

Each Fund bears all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to each Fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of each Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, each Fund pays the Adviser a monthly fee based on a stated percentage of the average daily net assets of the Funds as follows:

High Yield Municipal Bond Fund
Average Daily Net Assets	Annual Rate
first $75 million	0.625%
next $75 million	0.5625%
over $150 million	0.500%

Tax-Free Bond Fund

Average Daily Net Assets	Annual Rate
first $500 million	0.550%
next $500 million	0.500%
over $1 billion	0.450%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Funds’ expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, each Fund’s actual expenses fall below this limit.

For the High Yield Municipal Bond Fund fiscal years ended August 31, 2005, 2006 and 2007, the advisory fees paid by the Fund to the Adviser amounted to $645,373, $602,414 and $_________, respectively.

For the Tax-Free Bond Fund, fiscal years ended August 31, 2005, 2006 and 2007 the advisory fees paid by the Fund to the Adviser amounted to $2,903,848, $2,753,725 and $__________, respectively.

As compensation for its services under the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser quarterly a fee based on a stated percentage of the average daily net assets of the Fund as follows:

High Yield Municipal Bond Fund
Average Daily Net Assets	Annual Rate
first $75 million	0.20%
next $75 million	0.20%
over $150 million	0.20%

Tax-Free Bond Fund

Average Daily Net Assets	Annual Rate
first $500 million	0.20%
next $500 million	0.15%
over $1 billion	0.10%

Securities held by the Funds may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for the purchase or sale of securities by the Adviser or Sub-Adviser for the Funds for other funds or clients for which the Adviser or Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreements.

Under the Advisory Agreement, the Funds may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Funds’ Advisory Agreement is no longer in effect, the Funds (to the extent that they lawfully can) will cease to use such name or any other name indicating that they are advised by or otherwise connected with the Adviser. In addition, the Adviser or the John Hancock Life Insurance Company (the “Life Insurance Company”) may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Insurance Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and the Distribution Agreement (discussed below) and the initial approval of the Sub-Advisory Agreement were approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that their continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both Agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the respective Fund and will terminate automatically if assigned. The Sub-Advisory Agreement terminates automatically upon the termination of the Advisory Agreement.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Funds also may hold, or may be buying or selling, the same securities. To prevent the Funds from being disadvantaged, the Adviser, Sub-Adviser, principal underwriter and the Funds have adopted a code of ethics which restricts the trading activity of those personnel.

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Accounting and Legal Services Agreement. The Trust, on behalf of the Funds, is a party to an Accounting and Legal Services Agreement with the Adviser and its affiliates. Pursuant to this Agreement, the Adviser provides each Fund with certain tax, accounting and legal services. For the fiscal years ended August 31, 2005, 2006 and 2007, the High Yield Municipal Bond Fund paid the Adviser $_________, $_______and $_______, respectively, for services under this Agreement. For the fiscal years ended August 31, 2005, 2006 and 2007, the Tax-Free Bond

Fund paid the Adviser $_______, $________and $________, respectively, for services under this Agreement.

Proxy Voting. The Trust’s proxy voting policies and procedures (the “Trust’s Procedures”) delegate to the Subadviser the responsibility to vote all proxies relating to securities held by that portfolio in accordance with the Subadviser’s proxy voting policies and procedures. A Subadviser has a duty to vote such proxies in the best interests of the portfolio and its shareholders. Complete descriptions of the Trust’s Procedures and the proxy voting procedures of the Subadviser are set forth in Appendix D to this SAI.

It is possible that conflicts of interest could arise for a Subadviser when voting proxies. Such conflicts could arise, for example, when the Subadviser or its affiliate has a client or other business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Trust, its investment adviser or principal underwriter or any of their affiliates has an interest in the vote.

In the event a Subadviser becomes aware of a material conflict of interest, the Trust’s Procedures generally require the Subadviser to follow any conflicts procedures that may be included in the Subadvisers proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:

(a) voting pursuant to the recommendation of a third party voting service;

(b) voting pursuant to pre-determined voting guidelines; or

(c) referring voting to a special compliance or oversight committee.

The specific conflicts procedures of the Subadviser are set forth in its proxy voting procedures included in Appendix D. While these conflicts procedures may reduce, they will not necessarily eliminate, any influence on proxy voting of conflicts of interest.

Although the Subadviser has a duty to vote all proxies on behalf of the portfolios it subadvises, it is possible that the subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the Subadviser may determine that it is not in the best interests of the portfolio to vote the proxies. A subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the portfolio would lose security lending income if the securities were recalled.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC’s website at http://www.sec.gov.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

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Other Accounts the Portfolio Managers are Managing. The table below indicates, for each portfolio manager, information about the accounts over which the portfolio manager has day-today investment responsibility. All information on the number of accounts and total assets in the table is as of August 31, 2007. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

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High Yield Municipal Bond Fund

PORTFOLIO MANAGER	OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
NAME

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Dianne M. Sales, CFA	Other Registered Investment Companies: Four (4) funds with total assets of approximately $944 million.
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Other Pooled Investment Vehicles: None

Other Accounts: None

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Frank A. Lucibella, CFA	Other Registered Investment Companies: Four (4) funds with total assets of approximately $944 million.
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Other Pooled Investment Vehicles: None

Other Accounts: None

Tax-Free Bond Fund

PORTFOLIO MANAGER	OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
NAME

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Dianne M. Sales, CFA	Other Registered Investment Companies: Four (4) funds with total assets of approximately $577 million.
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Other Pooled Investment Vehicles: None

Other Accounts: None

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Frank A. Lucibella, CFA	Other Registered Investment Companies: Four (4) funds with total assets of approximately $577 million.
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Other Pooled Investment Vehicles: None

Other Accounts: None

The Adviser does not receive a fee based upon the investment performance of any of the accounts included under “Other Accounts Managed by the Portfolio Managers” in the table above.

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Funds do not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Funds as well as one or more other accounts. The Adviser and the Sub-Adviser have adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Adviser and Sub-Adviser have structured their compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation of Portfolio Managers” below.

· A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The Sub-Adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

· A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the Sub-Adviser generally require that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the Sub-Adviser will place the order in a manner intended to result in as favorable a price as possible for such client.

· A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below. Neither the Adviser nor the Sub-Adviser receives a performance-based fee with respect to one of the other accounts managed by a portfolio manager.

· A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Sub-Adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

· If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. In making portfolio manager assignments, the Sub-Adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation of Portfolio Managers. The Sub-Adviser has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. At the Sub-Adviser, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary, and an annual investment bonus plan, as well as customary benefits that are offered generally to all full-time employees of the Sub-Adviser. A limited number of senior portfolio managers, who serve as officers of both the Sub-Adviser and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.

· Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The Sub-Adviser seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.

· Investment Bonus Plan. Only investment professionals are eligible to participate in the Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of the Adviser and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:·

Investment Performance: The investment performance of all accounts managed by the investment professional over one and three- year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance.

· The Profitability of the Sub-Adviser: The profitability of the Sub-Adviser and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of the Adviser.

· Non-Investment Performance: The more intangible contributions of an investment professional to the Sub-Adviser’s business, including the investment professional’s support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluating in determining the amount of any bonus award.

· Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife Financial stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitle to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional’s employment is terminated prior to a vesting date.

The Sub-Adviser also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.

While the profitability of the Sub-Adviser and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional’s overall compensation, the investment professional’s compensation is not linked directly to the net asset value of any fund.

Share Ownership by Portfolio Managers. The following table indicates as of August 31, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A	-	$0
B	-	$1 - $10,000
C	-	$10,001 - $50,000
D	-	$50,001 - $100,000
E	-	$100,001 - $500,000
F	-	$500,001 - $1,000,000
G	-	More than $1 million

Portfolio Manager	Range of Beneficial Ownership

	High Yield Municipal	Tax-Free Bond Fund
Bond Fund

Dianne M. Sales, CFA	A	A

Frank A. Lucibella	A	C

DISTRIBUTION CONTRACTS

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The Funds have a Distribution Agreement with John Hancock Funds. Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Funds. Shares of the Funds are also sold by selected broker-dealers, banks and registered investment advisors (“Selling Firms”) that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of the Funds’ shares, John Hancock Funds,LLC and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. (Prior to July 15, 2004, Class C shares were also subject to a sales load imposed at the time of purchase.) In the case of Class B, Class C shares, the Selling Firm receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total underwriting commissions (sales charges) for sales of the High Yield Municipal Bond Fund Class A shares for the fiscal years ended August 31, 2005, 2006 and 2007, were $78,044, $95,054 and $_________, respectively, and $9,480, $11,233 and $______were retained by John Hancock Funds in 2005, 2006 and 2007, respectively. Total underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal year ended August 31, 2005, 2006 and 2007 were $0 ,$0 and $____, respectively. Of such amount no commissions were retained by John Hancock Funds; the underwriting commissions were reallowed to Selling Firms.

Total underwriting commissions (sales charges) for sales of the Tax-Free Bond Fund Class A shares for the fiscal years ended August 31, 2005, 2006 and 2007, were $242,944, $259,051 and $_________, respectively, and $30,772, $33,008 and $______were retained by John Hancock Funds in 2005, 2006 and 2007, respectively. Total underwriting commissions (sales charges) for sales of the Fund’s Class C shares for the fiscal year ended August 31, 2005, 2006 and 2007 were $0 $0 and $____, respectively. Of such amount no commissions were retained by John Hancock Funds; the underwriting commissions were reallowed to Selling Firms

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Funds will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares and 1.00% for Class B and Class C shares, of the Funds’ average daily net assets attributable to shares of that class. In the case of the Tax-Free Bond Fund, John Hancock Funds has agreed to continue to limit the payments of expenses under the Plans to 0.15% and 0.90% of the average daily net assets of the Class A and Class B shares, respectively. However, the service fee will not exceed 0.25% of the each Fund's average daily net assets attributable to each class of shares. Effective January 1, 2002, the limitation was removed for the Tax-Free Bond Fund. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of John Hancock Funds) engaged in the sale of the Funds’ shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of the Funds’ shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds, LLC is not fully reimbursed for payments or expenses under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Funds do not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Funds because the Trustees may terminate Class B and/or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Fund.

For the High Yield Municipal Bond Fund fiscal year ended August 31, 2007, an aggregate of $_________of distribution expenses or ________% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year ended August 31, 2007, an aggregate of $________of distribution expenses or ______% of the average net assets of the Class C shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.

For the Tax-Free Bond Fund fiscal year ended August 31, 2007, an aggregate of $__________of distribution expenses or _______% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the fiscal year ended August 31, 2007, an aggregate of $______of distribution expenses or ______% of the average net assets of the Class C shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.

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The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans (the “Independent Trustees”), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Funds with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of each Fund’s outstanding shares of the applicable class upon 60 days’ written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of each Fund which has voting rights with respect to that Plan. Each Plan provides that no material amendment to the Plans will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of each Fund.

Amounts paid to John Hancock Funds by any class of shares of the Funds will not be used to pay the expenses incurred with respect to any other class of shares of the Funds; provided, however, that expenses attributable to each Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

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During the fiscal year ended August 31, 2007, the Funds paid John Hancock Funds the following amounts of expenses in connection with their services.

Expense Items
High Yield Municipal Bond Fund

Interest,
		Printing and Mailing			Carrying or
		of Prospectuses to	Compensation	Expenses of John	Other Finance
	Advertising	New Shareholders	to Selling Firms	Hancock Funds	Charges
Class A	XX	XX	XX	XX	$-0-
Class B	XX	XX	XX	XX	$-0-
Class C	XX	XX	XX	XX	$-0-

Tax-Free Bond Fund

Interest,
	Advertising	Printing and Mailing	Compensation	Expenses of John	Carrying or
		of Prospectuses to	to Selling Firms	Hancock Funds	Other Finance
		New Shareholders			Charges
Class A	XX	XX	XX	XX	$-0-
Class B	XX	XX	XX	XX	$-0-
Class C	XX	XX	XX	XX	$-0-

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SALES COMPENSATION

As part of their business strategies, the Funds, along with the Distributor pay compensation to Selling Firms that sell the Funds’ shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

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The two primary sources of Selling Firm compensation payments for Class A, Class B and Class C are (1) the 12 b-1 fees that are paid out of the fund’s assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under the “Distribution Contracts”, “Initial Sales Charges on Class A Shares” and “Deferred Sales Charge on Class B and Class C Shares” in this Statement of Additional Information. The portions of these expenses that are paid to Selling Firms are shown in the “First Year Brokerage of Other Selling Firm Compensation” chart. In the case of the High Yield Municipal Bond Fund for Class I shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

Initial compensation Whenever you make an investment in Class A, Class B or Class C shares of the Funds, the Selling Firm receives a reallowance/payment/commission as described in the “First Year Brokerage or Other Selling Firm Compensation” chart. The Selling Firm also receives the first year’s 12b-1 service fee at this time.

Annual compensation For Class A, Class B and Class C shares of the Funds, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.

Rollover Program Compensation. The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid to the broker-dealer at an annual rate of 0.25% of the average daily net eligible assets held in John Hancock funds [0.15% for the John Hancock Money Market Fund] under the rollover program. Rollover Compensation is made in the first year and continues thereafter, monthly in arrears. The Rollover Compensation is not related to the reallowance and/or Rule 12b-1 fees that a broker-dealer may earn as broker-dealer of record in connection with sales of John Hancock funds.

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Additional Payments to Financial Intermediaries. Shares of the funds are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The funds’ principal distributor John Hancock Funds, LLC (“John Hancock Funds”) may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many firms that sell shares of the funds receive one or more types of these cash payments. The categories of payments that John Hancock Funds provides to firms are described below. These categories are not mutually exclusive and John Hancock Funds may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in John Hancock Funds’ efforts to promote the sale of the funds’ shares. John Hancock Funds agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. John Hancock Funds determines which firms to support and the extent of the payments it is willing to make. John Hancock Funds generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor’s promotional efforts. John Hancock Funds does not make an independent assessment of the cost of providing such services.

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As of September 4, 2007, the following member firms of the Financial Industry Regulatory Authority (formerly, NASD) have arrangements in effect with John Hancock Funds pursuant to which the firm is entitled to a revenue sharing payment:

1st Global Capital Corp.	A. G. Edwards & Sons, Inc.

AIG Financial Advisors, Inc.	Ameriprise Financial Services, Inc.

AIG American General Securities	AIG FSC Securities Corporation

AIG Royal Alliance Associates, Inc.	AXA Advisors, LLC

Berthel, Fisher & Co. Financial Services,	Citigroup Global Markets Inc.
Inc.

Cambridge Investment Research	CUSO Financial Services, L.P.

Commonwealth Financial Network	Crown Capital Securities, L.P.

Fidelity Investments	E*Trade Clearing, LLC

First Tennessee Brokerage, Inc.	Ferris, Baker, Watts Incorporated

H.D. Vest Investment Services	ING Financial Partners, Inc.

Harbour Investments Inc.	ING Multi-Financial Securities Corporation

Huntington Investment, Co.	ING PrimeVest Financial Services, Inc.

ING Financial Network Investment Corp.	Investment Professionals, Inc.

Investacorp, Inc.	J.J.B. Hilliard, W. L. Lyons, Inc.

Janney Montgomery Scott LLC	Investment Professionals, Inc.

John Hancock Financial Services	LPL Linsco/Private Ledger Corp

LPL Associated Securities Corporation	LPL Mutual Service Corporation

LPL Uvest Financial Services Group, Inc.	LPL Waterstone

Lincoln Financial Advisors Corporation	NPH National Planning Corporation

Merrill, Lynch, Pierce, Fenner & Smith	NPH Invest Financial Corporation
Incorporated

Morgan Stanley & Co., Incorporated	NPH Investment Center of America, Inc.

NFP Securities	NPH SII Investments, Inc.

Raymond James & Associates, Inc.	Oppenheimer & Co., Inc.

Robert W. Baird & Co. Incorporated	RBC Dain Rauscher Inc

Stifel, Nicolaus & Company, Incorporated	Securities America, Inc,

UBS Financial Services, Inc.	Transamerica Financial Advisors, Inc

Wachovia Securities, LLC	Wells Fargo Investments, LLC

John Hancock Funds also has arrangements with intermediaries that are not members of the FINRA (formerly, NASD).

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Sales and Asset Based Payments. John Hancock Funds makes revenue sharing payments as incentives to certain firms to promote and sell shares of the funds. John Hancock Funds hopes to benefit from revenue sharing by increasing the funds’ net assets, which, as well as benefiting the funds, would result in additional management and other fees for John Hancock Advisers and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give John Hancock Funds additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of John Hancock Funds by allowing it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the funds.

The revenue sharing payments John Hancock Funds makes may be calculated on sales of shares of funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. John Hancock Funds may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. John Hancock Funds also may make payments to certain firms that sell shares of the funds for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the funds do not pay for these costs directly. John Hancock Funds also may make payments to certain firms that sell shares of the funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that John Hancock Funds may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s mutual fund trading system.

Other Cash Payments. From time to time, John Hancock Funds may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the funds. Such compensation provided by John Hancock Funds may include financial assistance to firms that enable John Hancock Funds to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. John Hancock Funds makes payments for entertainment events they deem appropriate, subject to John Hancock Funds’ guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

John Hancock Funds and its affiliates may have other relationships with firms relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, the investment adviser or the funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the investment adviser or its affiliates that are not related to the funds.

First Year Broker or Other Selling Firm Compensation
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	Investor pays
	sales charge	Selling Firm	Selling Firm
	(% of offering	receives	receives 12b-1	Total Selling Firm
Class A investments	price) (1)	commission (2)	service fee (3)	compensation (4)(5)
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Up to $99,999	4.50%	3.76%	0.25%	4.00%
$100,000 - $249,999	3.75%	3.01%	0.25%	3.25%
$250,000 - $499,999	3.00%	2.26%	0.25%	2.50%
$500,000 - $999,999	2.00%	1.51%	0.25%	1.75%

Investments of Class A shares
of $1 million or more

First $1M - $4,999,999	--	0.75%	0.25%	1.00%
Next $1 - $5M above that	--	0.25%	0.25%	0.50%
Next $1 or more above that	--	0.00%	0.25%	0.25%

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Investments of Class A shares
by certain Retirement Plans (6)

First $1 - $4,999,999	--	0.75%	0.25%	1.00%
Next $1 - $5M above that	--	0.25%	0.25%	0.50%
Next $1 or more above that	--	0.00%	0.25%	0.25%

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Class B investments

All amounts	--	3.75%	0.25%	4.00%

Class C investments

All amounts	--	0.75%	0.25%	1.00%
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(1) See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. John Hancock Funds, LLC may take recent redemptions into account in determining if an investment qualifies as a new investment

(2) For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge.

(3) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. For Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, the Selling Firm receives 12b-1 fees in the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Monthly payments are made in arrears. For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, LLC, the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Monthly payments are made in arrears.

(4) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5) Underwriter retains the balance.

(6) Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of $1 million or more, purchases by employer sponsored defined contribution retirement plans investing $1 million or more, or with 100 or more eligible employees at the time of purchase.

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CDSC revenues collected by John Hancock Funds, LLC may be used to pay Selling Firm commissions when there is no initial sales charge.

NET ASSET VALUE

The NAV for each class of the Funds is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing a class’s net assets by the number of its shares outstanding. Trading of fixed income securities may take place on Saturdays and U.S. business holidays on which the Funds’ NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Funds’ redeemable securities may be significantly affected on days when a shareholder has no access to the Funds.

For purposes of calculating the net asset value ("NAV") of the Funds’ shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the Funds’ net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Sub-Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

If any securities held by the Funds are restricted as to resale, the fair value of such securities is generally determined as the amount which the Funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Funds in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts’ reports regarding the issuer.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Funds are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge” or “CDSC"). The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in a Fund's best interest.

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The sales charges applicable to purchases of Class A shares of the Funds are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Funds, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, or all R share classes of the John Hancock mutual funds owned by the investor (see “Combination and Accumulation Privileges” below).

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In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. (“Signature Services”) at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor’s spouse and their children under the age of 21 living in the same household (see “Combination and Accumulation Privileges” below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charges (“CDSC”) to various individuals and institutions as follows:

• A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; “Immediate Family”) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

• A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients.

• Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

• Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

• Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock Funds back to the original account type from which it was converted.

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· Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue

Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments.

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NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

• A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

• Certain retirement plans participating in Merrill Lynch or the Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

• Retirement plans investing through the PruSolutionssm program.

• Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder’s fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

• Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested	CDSC Rate

First $1 to $4,999,999	1.00%
Next $1 to $5M above that	0.50%
Next $1 or more above that	0.25%

As of July 15, 2004, no Class C shares paid a front-end sales charge.

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Reducing Your Class A Sales Charges

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Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and R share classes of the John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm’s representative.

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Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual’s non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $100,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge (“CDSC”) at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC. Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

•Proceeds of 50 shares redeemed at $12 per shares (50 x 12)	$ 600.00
•Minus Appreciation ($12 - $10) x 100 shares*	(200.00)
•Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)	(120.00)
•Amount subject to CDSC	$ 280.00

*The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below: For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" in the Prospectus.

* Redemptions of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).

* Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or The Princeton Retirement Group, Inc. representative for further information.

* Redemptions of Class A shares by retirement plans that invested through the PruSolutionssm program.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

* Returns of excess contributions made to these plans.

* Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

Please see matrix for some examples.

Type of	401 (a) Plan	403 (b)	457	IRA, IRA	Non-
Distribution	(401 (k),			Rollover	retirement
MPP, PSP)
457 & 408
(SEPs &
Simple IRAs)

Death or	Waived	Waived	Waived	Waived	Waived
Disability

Over 70 ½	Waived	Waived	Waived	Waived for	12% of
				required	account value
				minimum	annually in
				distributions*	periodic
				or 12% of	payments
account value
annually in
periodic
payments.

Between 59 ½	Waived	Waived	Waived	Waived for	12% of
and 70 ½				Life	account value
				Expectancy	annually in
				or 12% of	periodic
				account value	payments
annually in
periodic
payments.

Under 59 ½	Waived for	Waived for	Waived for	Waived for	12% of
(Class B and	annuity	annuity	annuity	annuity	account value
Class C only)	payments	payments	payments	payments	annually in
	(72t) or 12%	(72t) or 12%	(72t) or 12%	(72t) or 12%	periodic
	of account	of account	of account	of account	payments
	value annually	value	value	value
	in periodic	annually in	annually in	annually in
	payments.	periodic	periodic	periodic
		payments.	payments.	payments.

Loans	Waived	Waived	N/A	N/A	N/A

Termination of	Not Waived	Not Waived	Not Waived	Not Waived	N/A
Plan

Hardships	Waived	Waived	Waived	N/A	N/A

Qualified	Waived	Waived	Waived	N/A	N/A
Domestic
Relations Orders

Termination of	Waived	Waived	Waived	N/A	N/A
Employment
Before Normal
Retirement Age

Return of Excess	Waived	Waived	Waived	Waived	N/A

*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purpose of making such payment at the same value as used in determining the net asset value. The Funds have however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, each fund must redeem its shares solely in cash except to the extent that the redemption payments to any shareholder during any 90- day period would exceed the lesser of $250,000 or 1% of the Fund’s net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Funds permit exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Exchanges between funds are based on their respective net asset values. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund or U.S. Government Cash Reserve Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange. If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

The Funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See “TAX STATUS”.

Systematic Withdrawal Plan. The Funds permit the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares, which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. Each Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program (MAAP). This program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

 The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder’s bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed shares of the Fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the same class and fund and account from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

Each Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes, even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption “TAX STATUS.”

Retirement plans participating in Merrill Lynch’s or The Princeton Retirement Group Inc.’s servicing programs:

Class A shares are available at net asset value for Merrill Lynch or The Princeton Retirement Group Inc. ‘s. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or The Princeton Retirement Group Inc.’s representative for further information.

For participating retirement plans investing in Class B shares, those shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Funds for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with the Funds for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the respective Fund and/or John Hancock Funds, LLC (the Fund’s principal distributor).

DESCRIPTION OF THE FUNDS’ SHARES

The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. Additional series may be added in the future. The Trustees have also authorized the issuance of three classes of shares of each Fund, designated as Class A, Class B and Class C.

The shares of each class of the Funds represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the each may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares. The Funds no longer issue share certificates. Shares are electronically recorded.

Dividends paid by the Funds, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares, and (iii) each class of shares will bear any other class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the respective Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. The Funds shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust.

Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could be, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, each Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Funds. The Declaration of Trust also provides for indemnification out of the Funds’ assets for all losses and expenses of any Fund shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liability of any other series. Furthermore, no Fund included in this prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Funds reserve the right to reject any application which conflicts with the Funds’ internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder’s account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Funds may be sold only to U.S. citizens, residents, and U.S. domestic corporations, partnerships, trusts and estates.

TAX STATUS

The Funds are treated as separate entities for accounting and tax purposes, have qualified and elected to be treated as a "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) , and intends to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Funds will not be subject to Federal income tax on their tax-exempt interest and taxable income (including net realized capital gains) which are distributed to shareholders in accordance with the timing requirements of the Code.

The Funds will be subject to a 4% nondeductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to avoid or minimize liability for such tax by satisfying such distribution requirements.

The Funds expect to qualify to pay "exempt-interest dividends," as defined in the Code. To qualify to pay exempt-interest dividends, the Funds must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in municipal securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing municipal securities, the Funds intend to rely on opinions of nationally recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws enacted principally during the 1980's not only had the effect of limiting the purposes for which tax-exempt bonds could be issued and reducing the supply of such bonds, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of each Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax-exempt obligations and the value of the Funds’ portfolios may be affected by restrictive federal income tax legislation enacted in recent years or by similar future legislation.

If the Funds satisfy the applicable requirements, dividends paid by the Funds which are attributable to tax exempt interest on municipal securities and designated by the Funds as exempt-interest dividends in a written notice mailed to their shareholders within sixty days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The recipient of tax-exempt income is required to report such income on his federal income tax return. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" or a “related person” thereof under Section 147(a) with respect to any of the tax-exempt obligations held by the Funds. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Funds is not deductible to the extent it is deemed related to the Funds’ exempt-interest dividends. Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of the Funds even though the borrowed funds may not be directly traceable to the purchase of shares.

Although all or a substantial portion of the dividends paid by the Funds may be excluded by each Fund's shareholders from their gross income for federal income tax purposes, the Funds may purchase specified private activity bonds, the interest from which (including the Funds’ distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from the Funds, whether or not attributable to private activity bond interest, may increase a corporate shareholder's liability, if any, for corporate alternative minimum tax and will be taken into account in determining the extent to which a shareholder's Social Security or certain railroad retirement benefits are taxable.

Distributions other than exempt-interest dividends from the Funds’ current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. Taxable distributions include distributions from the Funds that are attributable to (i) taxable income, including but not limited to taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from securities lending, income from dollar rolls, income from interest rate swaps, caps, floors and collars, and a portion of the discount from certain stripped tax-exempt obligations or their coupons or (ii) capital gains from the sale or constructive sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options and futures contracts. If these distributions are paid from the Funds’ "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Funds’ "net capital gains," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains or losses, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Funds.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce the Funds’ current earnings and profits for these purposes. Consequently, the portion, if any, of the Funds’ distributions from gross tax-exempt interest income that exceeds its net tax-exempt interest would be taxable as ordinary income to the extent of such disallowed deductions even though such excess portion may represent an economic return of capital. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

After the close of each calendar year, the Funds will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends that qualifies as tax-exempt and the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax. Shareholders who have not held shares of the Funds for the full taxable year may have designated as tax-exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of a pro rata share of tax-exempt income or tax preference item income earned by the Funds during the period of their investment in the Funds.

The amount of the Funds’ net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Funds to dispose of portfolio securities that will generate capital gains or to enter into options or futures transactions. At the time of an investor's purchase of the Funds’ shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Funds’ portfolios. Consequently, subsequent distributions on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Funds (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Funds cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within ninety (90) days after their purchase to the extent shares of the Funds or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Funds within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be disallowed to the extent of any exempt-interest dividends paid with respect to such shares and, to the extent in excess of the disallowed amount, will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although the Funds’ present intention is to distribute, at least annually, all net capital gain, if any, the Funds reserve the right to retain and reinvest all or any portion of the excess of net long-term capital gain over net short-term capital loss in any year. The Funds will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Funds. Upon proper designation of this amount by the Funds, each shareholder would be treated for Federal income tax purposes as if the Funds had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Funds and reinvested the remainder in the Funds. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Funds’ taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Funds, and (c) be entitled to increase the adjusted tax basis for his shares in the Funds by the difference between his pro rata share of this excess and his pro rata share of these taxes.

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For Federal income tax purposes, the Funds are permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed to shareholders. The High Yield Municipal Bond Fund has $________________of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. These carryforwards expire at various times and amounts from August 31, 2008 through August 31, 2014. The Tax-Free Bond Fund has $_____________of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. These carryforwards expire at various times and amounts from August 31, 2011 through August 31, 2012.

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The Funds’ dividends and capital gain distributions will not qualify as qualified dividend income as provided under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Funds’ dividends and capital gain distributions paid by the Funds will not qualify for the dividends-received deduction for corporate shareholders.

The Funds may invest a portion, and in the case of the High Yield Municipal Bond Fund, a substantial portion, of its assets in debt obligations that are in the lower rating categories or are unrated. Investments in debt obligations that are at risk of default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. If the Funds invest in these debt obligations, it will address these issues in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and seek to avoid Federal income or excise tax.

The Funds are required to accrue original issue discount (“OID”) on certain debt securities (including zero coupon or deferred payment obligations) that have OID prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options and futures contracts or other transactions may also require the Funds to recognize income or gain within a concurrent receipt of cash. However, the Funds must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Funds may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow the cash, to satisfy these distribution requirements.

The Federal income tax rules applicable to certain structured or indexed securities, interest rate swaps, caps, floors and collars, dollar rolls and possibly other investments or transactions are unclear in certain respects, and the Funds will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Funds’ distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations or municipal obligations of issuers in the state in which a shareholder is subject to tax, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Funds may in their sole discretion provide relevant information to shareholders.

The Funds will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of the Funds’ shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Funds with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Funds that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, the Funds’ taxable distributions may not be subject to backup withholding if the Funds can reasonably estimate that at least 95% of its distributions for the year will be exempt-interest dividends. The Funds may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Certain options and futures transactions undertaken by the Funds may cause the Funds to recognize gains or losses from marking to market even though the positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Funds. Additionally, the Funds may be required to recognize gains (subject to tax distribution requirements) if an option, future, notional principal contract, or a combination thereof is treated as a constructive sale of an appreciated financial position in the Fund’s portfolio. Also, some of the Funds’ losses on its transactions involving options and futures contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Funds’ taxable income or gain. Certain of such transactions may also cause the Funds to dispose of investments sooner than would otherwise have occurred. These transactions may thereafter affect the amount, timing and character of the Funds’ distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options and futures transactions in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as insurance companies and financial institutions. Dividends (including exempt-interest dividends), capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Funds may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Funds are effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Funds. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds

The Funds are not subject to Massachusetts corporate excise or franchise taxes. The Funds anticipate, provided that each Fund qualifies as regulated investment company under the Code, that they will also not be required to pay any Massachusetts income tax.

BROKERAGE ALLOCATION

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Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser’s or Sub-Adviser’s investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Funds’ trading practices and investments are reviewed periodically by the Sub-Adviser’s Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Sub-Adviser and quarterly by the officers of the Adviser and Trustees of the Trust who are interested persons of the Funds.

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Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a “net” basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Funds’ primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, each Fund’s trades may be executed by dealers that also sell shares of John Hancock funds. However, the Adviser and Sub-Adviser do not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute the Funds’ portfolio transactions. To the extent consistent with the foregoing, the Funds will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services and may include, to a lesser extent, the availability and value of research information and statistical assistance furnished to the Adviser and Sub-Adviser of the Funds. The Adviser and Sub-Adviser have implemented policies and procedures (approved by the Funds’ board of Trustees) reasonably designed to ensure that the Funds’ selection of the broker-dealer is not influenced by considerations about the sales of the Funds shares.

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Where research is available for cash payments, the Sub-Adviser pays for such research from its own resources, and not with brokerage commissions. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Funds may pay to a broker which provides brokerage and research services to the Funds an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. “Commissions”, as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.

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The term “brokerage and research services” includes research services received from broker-dealers which supplement the Adviser or Sub-Adviser’s own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser or Sub-Adviser’s personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser or Sub-Adviser since the broker-dealers used by the Adviser or Sub-Adviser tends to follow a broader universe of securities and other matters than the Adviser’s or Sub-Adviser’s staff can follow. In addition, the research provides the Adviser or Sub-Adviser with a diverse perspective on financial markets. Research services provided to the Adviser or Sub-Adviser’s by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates or by the Sub-Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser’s or Sub-Adviser’s clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

The Advisers and Sub-Adviser believe that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's or Sub-Adviser’s investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or Sub-Adviser. The advisory fees paid by the Funds are not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Sub-Adviser. However, to the extent that the Adviser or Sub-Adviser would have purchased research services had they not been provided by broker-dealers, or would have developed comparable information through its own staff, the expenses to the Adviser or Sub-Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or Sub-Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or Sub-Adviser may result in research information and statistical assistance beneficial to the Funds The Funds will make no commitment to allocate portfolio transactions upon any prescribed basis. Broker-dealers may be willing to furnish statistical, research and other factual information or service to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Funds or the Adviser or Sub-Adviser’s other clients.

In effecting portfolio transactions on behalf of the Funds and the Adviser’s and Sub-Adviser’s other clients, the Adviser and Sub-Adviser may from time to time instruct the broker-dealer that executes the transaction to allocate, or “step-out”, a portion of the transaction to another broker-dealer. The broker-dealer to which the Adviser “stepped-out” would then settle and complete the designated portion of the transaction. Each broker-dealer would receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

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While the Adviser and/or the Sub-Adviser will be primarily responsible for the allocation of the Funds’ brokerage business, the policies and practices of the Adviser or Sub-Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended August 31, 2005, 2006 and 2007, both Funds paid negotiated brokerage commissions of $0, $0 and $0, respectively.

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Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Funds may execute portfolio transactions with or through brokers affiliated with the Adviser and/or the Sub-Adviser (“Affiliated Brokers”). Affiliated Brokers may act as broker for the Funds on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold.

A transaction would not be placed with an Affiliated Broker if the Funds would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Funds as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Funds, the Adviser, the Sub-Adviser or the Affiliated Broker. Because the Adviser or Sub-Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

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The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (“Signator” or an "Affiliated Broker"). The Adviser’s indirect parent, Manulife Financial, is the parent of another broker-dealer, John Hancock Distributors LLC (until December 31, 2004, Manulife Financial Securities, LLC) (“JH Distributors” or “Affiliated Broker”). For the fiscal years ended August 31, 2005, 2006 and 2007, the Funds paid no brokerage commissions to any Affiliated Broker.

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Other investment advisory clients advised by the Adviser or Sub-Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including the Funds. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account’s allocation may be increased to provide it with a meaningful position), and the account’s other holdings. In addition, an account’s allocation may be increased if that account’s portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

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John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Funds. The Funds pay Signature Services a monthly fee which is based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account, $17.50 for each Class C shareholder account plus certain out-of-pocket expenses. Expenses for Class A, B and C shares are aggregated and allocated to each class on the basis of their relative net asset values. The Funds also pay Signature Services monthly a fee which is based on an annual rate of 0.01% of average daily net assets attributable to Class A, Class B and Class C shares.

Signature Services agreed to voluntarily reduce the asset-based portion of the Funds’ transfer agent fees for Class A, B and C shares if the total transfer agency fee exceeds the Lipper Inc. median transfer agency fee for comparable mutual funds by 0.05% until June 30, 2006.

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Prior to January 1, 2006, the Funds paid Signature Services a monthly fee which is based on an annual rate of $17.00 for each Class A shareholder account and $19.50 for each Class B shareholder account, $18.50 for each Class C shareholder account plus certain out-of-pocket expenses. The Funds also pay Signature Services monthly a fee which is based on an annual rate of 0.01% of average daily net assets for Class A, Class B and Class C shares.

For shares held of record in omnibus or there group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Funds. For such shareholders, Signature Services does not charge its account fee.

CUSTODY OF PORTFOLIO

Portfolio securities of the Funds are held pursuant to a custodian agreement between the Funds and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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The independent registered public accounting firm of the Funds is ___________________________. _____________________audits and renders an opinion on the Funds’ annual financial statements and reviews the Funds’ annual Federal income tax return.

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LEGAL AND REGULATORY MATTERS

On June 25, 2007, John Hancock Advisers, LLC (the “Adviser”) and John Hancock Funds, LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the Securities and Exchange Commission (“SEC”) that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser’s directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003.

APPENDIX A

MORE ABOUT RISK

A fund’s risk profile is largely defined by the fund’s primary securities and investment practices. You may find the most concise description of the fund’s risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the “Investment Objective and Policies” and “Investment Restrictions” sections of this Statement of Additional Information for a description of this Fund’s investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., futures and related options; securities and index options, swaps, caps, floors, collars).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Common to all debt securities.(e.g. borrowing; reverse repurchase agreements, repurchase agreements, financial futures and options; securities and index options, securities lending, non-investment grade debt securities, private activity bonds, participation interests and structured securities, swaps, caps, floors, collars).

Information risk The risk that key information about a security or market is inaccurate or unavailable. Common to all municipal securities. (e.g. non-investment grade debt securities, private activity bonds and participation interests).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g. financial futures and options; securities and index options, non-investment grade debt securities, private activity bonds, participation interests, structured securities and swaps, caps, floors and collars).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

· Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative

A-1

should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

· Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

· Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g. financial futures and options; securities and index options, non-investment-grade debt securities, restricted and illiquid securities, participation interests, swaps, caps, floors, collars , structured securities).

Management risk The risk that a strategy used by a fund’s management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. financial futures and options; securities and index options, short-term trading, when-issued securities and forward commitments, non-investment-grade debt securities, restricted and illiquid securities, structured securities).

Natural event risk The risk of losses attributable to natural disasters, such as earthquakes and similar events. (e.g. private activity bonds).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g. financial futures and options; securities and index options, when-issued securities and forward commitments).

Political risk The risk of losses attributable to government or political actions of any sort. (e.g. private activity bonds).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.(e.g. non-investment-grade debt securities, Restricted and illiquid securities, participation interests, structured securities, swaps, caps, floors, collars).

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APPENDIX B

DESCRIPTION OF BOND RATINGS

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.

B: Obligations rated B are considered speculative elements and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

STANDARD & POOR'S RATINGS GROUP

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

FITCH INVESTORS SERVICE (“Fitch”)

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative.

· For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

· For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

· For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

· For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

· For issuers and performing obligations, default of some kind appears probable.

· For individual obligations, may indicate distressed or defaulted obligations with Recovery Raging of ‘R4’ (average) or ‘R5’ (below average).

C

· For issuers and performing obligations, default is imminent.

· For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

- the bankruptcy filings, administration, receivership, liquidation or winding-up or cessation of business of an obligor; or

- the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or CCC-C categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard and Poor’s

Commercial Paper

A standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1
This designation indicates that the degress of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B
Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C
This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

Dual Ratings

Standard & Poor’s assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).

Other Considerations - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

TAX-EXEMPT NOTE RATINGS

Moody's

Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard and Poor’s

Short-Term Issue
A Standard & Poor’s U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:·

Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as note; and

· Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

APPENDIX C

EQUIVALENT YIELDS:

Tax-Exempt vs. Taxable Yield

The table below shows the effect of the tax status of municipal obligations on the yield received by their holders under the regular federal income tax laws that apply to 2006. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields.

TAX-FREE YIELDS 2006 TAX TABLE

			To be updated
Single Return	Joint Return	Marginal	TAX-EXEMPT YIELD

		Income
(Taxable Income)		Tax Rate	3%	4%	5%	6%	7%	8%	9%

$0 - $7,550	$0 - $15,100	10.0%	3.33%	4.44%	5.56%	6.67%	7.78%	8.89%	10.00%
7,551 – 30,650	15,101 – 61,300	15.0%	4.71%	4.71%	5.88%	7.06%	8.24%	9.41%	10.59%
30,651 – 74,200	61,601 – 123,700	25.0%	5.33%	5.33%	6.67%	8.00%	9.33%	10.67%	12.00%
74,201 – 154,800	123,701 – 188,450	28.0%	5.56%	5.56%	6.94%	8.33%	9.72%	11.11%	12.50%
154,801 – 336,550	188,451 – 336,550	33.0%	5.97%	5.97%	7.46%	8.96%	10.45%	11.94%	13.43%
336,551 – OVER	336,551 – OVER	35.0%	6.15%	6.15%	7.69%	9.23%	10.77%	12.31%	13.85%

It is assumed that an investor filing a single return is not a “head of household,” a “married individual filing a separate return,” or a “surviving spouse.” The table does not take into account the effects of reductions in the deductibility of itemized deductions or the phase out of personal exemptions for taxpayers with adjusted gross incomes in excess of specified amounts. Further, the table does not attempt to show any alternative minimum tax consequences, which will depend on each shareholder’s particular tax situation and may vary according to what portion, it any, of the Fund’s exempt-interest dividends is attributable to interest on certain private activity bonds for any particular taxable year. No assurance can be given that the Fund will achieve any specific tax-exempt yield or that all of its income distributions will be tax-exempt. Distributions attributable to any taxable income or capital gains realized by the Fund will not be tax-exempt.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax-equivalent yields set forth above.

This table is for illustrative purposes only and is not intended to imply or guarantee any particular yield from the Fund. While it is expected that a substantial portion of the interest income distributed to the fund’s shareholders will be exempt from federal income taxes, portions of such distributions from time to time may be subject to federal income taxes.

C-1

APPENDIX D

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PROXY VOTING SUMMARY OF ADVISER AND SUB-ADVISER

John Hancock Advisers, LLC
Proxy Voting Policies and Procedures

I. Delegation of Proxy Voting to Subadvisers A. Delegation B. Proxy Voting Policies and Procedures C. Underlying Funds

II. Material Conflicts of Interest

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting

IV. Record. Disclosure of Proxy Voting Procedures

A. Disclosure of Procedures in the Statement of Additional Information of the Trust

B. Disclosure in Annual and Semi-Annual Report

C. Filing of Proxy Voting Record on Form N-PX

Annual Approval of Proxy Voting Policies and Procedures * * *

I. Delegation of Proxy Voting to Subadvisers

A. Delegation

The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

B. Proxy Voting Procedures

Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio’s subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the “Subadviser Proxy Voting Procedures”), are hereby incorporated into these policies and procedures by reference.

Underlying Funds

With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

Material Conflicts of Interest

If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust’s investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser’s proxy voting policies and procedures) when voting such proxies.

If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

II. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures

A. Disclosure of Policies and Procedures in the Statement of Additional Information

The Trusts shall disclose in their Statements of Additional Information a summary of their Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trusts may instead include the actual Subadviser Proxy Voting Procedures in the Statements of Additional Information.)

B. Disclosure in Annual and Semi-Annual Report

The Trusts shall disclose in their annual and semi-annual shareholder reports that:

a) a description of the Trusts’ proxy voting policies and procedures and
b) the Trusts’ proxy voting record for the most recent 12 month period ending June 30th, are available:
1. on the SEC’s website, and
2. without charge, upon request, by calling a specified toll-free telephone number. The Trusts will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

C. Filing of Proxy Voting Record on Form N-PX

The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

IV. Annual Approval of Proxy Voting Procedures

The Trusts’ proxy voting policies and procedures shall be re-approved by the Trusts’ Boards of Trustees at least annually.

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MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.))
formerly known as Sovereign Asset Management LLC
Proxy Voting Summary

We believe in placing our clients’ interests first. Before we invest in a particular stock or bond, our team of portfolio managers and research analysts look closely at the company by examining its earnings history, its management team and its place in the market. Once we invest, we monitor all our clients’ holdings, to ensure that they maintain their potential to produce results for investors.

As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients’ investments.

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Currently, John Hancock Advisers, LLC MFC Global (U.S.) manage open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, MFC Global (U.S.) makes the final decision as to how to vote our clients’ proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, MFC Global (U.S.) will vote proxies for ERISA clients.

In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how MFC Global (U.S.) votes proxies. MFC Global (U.S.)’s other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.

MFC Global (U.S.) has hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.

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In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.

Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

Proxy Voting Guidelines

Board of Directors

We believe good corporate governance evolves from an independent board.

We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee’s qualifications. We will support management’s ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.

We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders’ interests. We believe that this is necessary to attract qualified board members.

Selection of Auditors

We believe an independent audit committee can best determine an auditor’s qualifications.

We will vote for management proposals to ratify the board’s selection of auditors, and for proposals to increase the independence of audit committees.

Capitalization

We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.

In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants

Acquisitions, mergers and corporate restructuring

Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.

Corporate Structure and Shareholder Rights

In general, we support proposals that foster good corporate governance procedures and that provide shareholders with voting power equal to their equity interest in the company.

To preserve shareholder rights, we will vote against a management proposal to restrict shareholders’ right to: call a special meeting and to eliminate a shareholders’ right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.

Equity-based compensation

Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders’ interests.

We will vote against the adoption or amendment of a stock option plan if:

· the compensation committee is not fully independent

· plan dilution is more than 10% of outstanding common stock,

· company allows or has allowed the re-pricing or replacement of underwater options in the past three fiscal years (or the exchange of underwater options) without shareholder approval.

· the option is not premium priced or indexed, or does not vest based on future performance

With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:

· the plan allows stock to be purchased at less than 85% of fair market value;

· this plan dilutes outstanding common equity greater than 10%· all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity

· the potential dilution from all company plans is more than 85%

With respect to director stock incentive/option plans, we will vote against management if:

· the minimum vesting period for options or time lapsing restricted stock is les than one year

· the potential dilution for all company plans is more than 85%

Other Business

For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:·change the company name;·
approve other business;

· adjourn meetings;

· make technical amendments to the by-laws or charters;

· approve financial statements;

· approve an employment agreement or contract.

Shareholder Proposals

Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company’s proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:

· calling for shareholder ratification of auditors;

· calling for auditors to attend annual meetings;

· seeking to increase board independence;

· requiring minimum stock ownership by directors;

· seeking to create a nominating committee or to increase the independence of the nominating committee;

· seeking to increase the independence of the audit committee.

Corporate and social policy issues

We believe that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors.

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

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MFC Global Investment Management, LLC
Proxy Voting Procedures

The role of the proxy voting service

MFC Global Investment Management (U.S.), LLC (“MFC Global Investment Management”) has hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by MFC Global Investment Management. When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.

The role of the proxy oversight group and coordinator

The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of MFC Global Investment Management. When a question arises regarding how a proxy should be voted the coordinator contacts the firm’s investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm’s Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.

The role of mutual fund trustees

The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds’ investment adviser. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.

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Conflicts of interest

Conflicts of interest are resolved in the best interest of clients.

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With respect to potential conflicts of interest, proxies will be voted in accordance with MFC Global Investment Management’s predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the MFC Global Investment Management Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund’s board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when MFC Global Investment Management must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

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APPENDIX E

John Hancock Funds

Description of Portfolio Holdings Disclosure Policy

General. The Board of Trustees has adopted a policy that governs when and by whom portfolio holdings information may be provided to investors, service providers to the fund or market participants. It is the policy of the fund to provide nonpublic information regarding fund’s portfolio holdings only in the limited circumstances permitted by the policy and only where there is a legitimate business purpose for providing the information. The policy applies to the officers of the fund, the adviser, any subadviser, John Hancock Funds, its affiliates and their employees. This is a summary of the fund’s policy. The Board of Trustees has approved this policy and must approve any material changes. In doing so, the Board has concluded that the limited circumstances where disclosure of non-public information is permitted are in the best interests of the fund. Under no circumstances may any person receive compensation for providing non-public information regarding the fund’s holdings to any person.

The Board is responsible for overseeing the policy and has delegated to the Chief Compliance Officer (“CCO”) the responsibility for monitoring the use of nonpublic information and the fund’s and the Adviser’s compliance with this policy.

The following defined terms are used in the policy and this summary.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the fund prospectus or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are: (a) persons affiliated with the Funds, (b) the Funds' investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Fund portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Funds' custodian and (f) the Funds' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Public Disclosure. The Funds' portfolio holdings are disclosed in publicly available filings with the SEC (e.g. Form N-CSR or Form N-Q). The Funds also publish the following information on their website jhfunds.com:

(1) On the fifth business day after month-end, the following information for each fund will be posted on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition

(2) The following information regarding portfolio holdings will be posted on www.jhfunds.com each month on a one-month lag (i.e., information as of December 31 will be posted on February 1): security name; cusip; market value; shares/amount; coupon rate; maturity date; number of holdings; turnover; attribution analysis; average credit quality rating; duration for bond funds; currency exposure and currency hedging; AMT exposure; portfolio characteristics

(3) With respect to Money Market Fund and U.S. Government Cash Reserve, the following information regarding portfolio holdings will be posted weekly on www.jhfunds.com: net assets; seven day yield; thirty day yield; % maturing in last seven days; portfolio breakdown by securities type; weighted average maturity

The information referenced in (1), (2), and (3) above will be available on the funds’ website until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

Subject to monitoring and authorization by the CCO, persons subject to the policy may provide Nonpublic Information regarding portfolio holdings to Nonaffiliated Persons in the circumstances listed below. Each Nonaffiliated Person must agree to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

Rating Organizations. Nonpublic Information regarding portfolio holdings will be provided to ratings organizations, such as Moodys, S&P, Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or, if applicable, subadviser. Generally, this information is provided on a monthly basis, as soon as practical after the end of each month. The fund generally expects that it will continue to provide these rating organizations with such information.

Risk Management, Attribution, Portfolio Analysis Tools. Nonpublic Information regarding portfolio holdings may be provided to Factset, BondEdge, Investools, Salomon Yieldbook, Lehman Brothers Municipal Index Group, Wilshire, or other entities for the purpose of compiling reports and preparing data for use by the fund and its service providers. Generally, this information is provided on a daily or monthly basis, as soon as practical after the end of each day or month respectively. The fund generally expects that it will continue to provide these service providers with such information.

Proxy Voting Services. Nonpublic Information regarding portfolio holdings may be provided to ISS, the fund’s proxy voting service, for the purpose of voting proxies relating to portfolio holdings. The proxy voting service has regular access to the fund’s portfolio holdings in order to determine if there are any securities held by the fund as to which there is upcoming shareholder action in which the fund is entitled to vote. The provision of this information is necessary in order to carry out the fund’s proxy voting policy. The fund expects that it will continue to provide ISS with such information.

Computer Products and Services. Nonpublic Information regarding portfolio holdings may be provided to entities providing computer products and services to the Funds (for example, for the purpose of generating compliance reports or reports relating to proxy voting). These services may require regular, normally daily, access to the fund’s portfolio holdings in order to provide the contracted services to the fund.

Institutional Traders. Nonpublic Information regarding portfolio holdings may be provided to institutional traders to assist in research and trade execution. This information, which identifies current holdings without a time lag, is provided on an irregular basis and is normally only used to identify portfolio positions as to which the fund would welcome bids.

Courts and Regulators. Nonpublic Information regarding portfolio holdings may be provided to any court or regulator with appropriate jurisdiction. The frequency and time lag depends upon the request. In providing this information, the fund is merely complying with its legal obligations.

Other Persons. Nonpublic Information regarding portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Fund or his or her designee (collectively, the “CCO”). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund’s investment adviser (including any subadviser), the Fund’s principal underwriter or any of their affiliated persons, on the other, the procedures set forth under “Resolution of Conflicts of Interest” below shall be followed. The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

Disclosure of Portfolio Holdings to Affiliated Persons

The Board or the CCO may authorize the provision of any Nonpublic Information regarding portfolio holdings to other Affiliated Persons. If authorized by the CCO, the CCO must report such approval to the Board of Trustees. The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. In the case of a conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund’s investment adviser (including any subadviser), the Fund’s principal underwriter or any of their affiliated persons, on the other, the procedures set forth under “Resolution of Conflicts of Interest” below shall be followed.

Resolution of Conflicts of Interest

If the Fund or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Fund portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Fund, on the one hand, and (b) the interests of any affiliated person of the Fund, the Fund’s investment adviser (including any subadviser), the Fund’s principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Fund who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Fund shareholders.

Changes to Policy

Any material changes to this policy must be approved by the Fund’s Board of Trustees.

Reports to the Trust’s Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Board of Trustees no later than the Board meeting following the arising of the issue.

Applicability of Policy to a Fund’s Adviser and Subadvisers

This policy shall apply to the Fund’s Adviser and each of its subadvisers as applicable.

Appendix A

I. Employees* of John Hancock Advisers, LLC who are subject to the Code of Ethics of the Fund, the Funds’ investment adviser, or the Fund’s principal underwriter, John Hancock Funds, LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to a Fund.

III. Employees* of the Funds’ custodian who provide services to the Funds.

IV. Employees* and partners of a Fund’s certified public accounting firm who provide services to the Fund.

V. Employees* and partners of a Fund’s legal counsel who provides services to the Fund.

*Includes temporary employees

FINANCIAL STATEMENTS

F-1

JOHN HANCOCK MUNICIPAL SECURITIES TRUST

PART C

OTHER INFORMATION

Item 23. Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25. Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, LLC ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC ("the Adviser") provide as follows:

"Section 5.06. Indemnity."

1.01 Indemnification and Exculpation.

(a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

(b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or

Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

(c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

(d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

(e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

(f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by (a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

(g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 26. Business and Other Connections of Investment Advisers.

See “Fund Details” in the Prospectuses and “Investment Management Agreements” in the Statement of Additional Information for information regarding the business of the Adviser and the Subadviser. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and the Subadviser, reference is made to the respective Form ADV, as amended, (801-8124) filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

Item 27. Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Municipal Securities Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Equity Trust, John Hancock Investment Trust III, John Hancock Funds II and John Hancock Funds III.

(b) The following table lists, for each director and officer of John Hancock Funds, LLC, the information indicated.

Name and Principal	Positions and Offices	Positions and Offices
Business Address	with Underwriter	with Registrant
----------------	----------------	---------------

James R. Boyle	Chairman and Director	Trustee
601 Congress Street
Boston, Massachusetts

Keith F. Hartstein	Director, President	President and
601 Congress Street	and Chief Executive Officer	Chief Executive Officer
Boston, Massachusetts

John G. Vrysen	Director, Executive Vice President and	Executive Vice President and
601 Congress Street	Chief Operating Officer	Chief Operating Officer
Boston, Massachusetts

Charles A. Rizzo	None	Chief Financial Officer
601 Congress Street
Boston, Massachusetts

Arthur E. Creel	Senior Vice President	None
601 Congress Street
Boston, Massachusetts

Bruce R. Speca	None	Senior Vice President, Investments
601 Congress Street
Boston, Massachusetts

Andrew G. Arnott	Senior Vice President	Vice President
601 Congress St.
Boston, Massachusetts

Robert M. Boyda	None	Senior Vice President, Investments
601 Congress St.
Boston, Massachusetts

John J. Danello	Vice President and	Vice President, Law
601 Congress Street	Chief Legal Officer
Boston, Massachusetts

Steven E. Medina	None	Vice President, Investments
601 Congress Street
Boston, Massachusetts

Thomas M. Kinzler	Secretary	Secretary and
601 Congress Street		Chief Legal Officer
Boston, Massachusetts

Jeffrey H. Long	Chief Financial Officer	None
601 Congress St.
Boston, Massachusetts

Howard Cronson	Vice President and	None
601 Congress Street	Assistant Treasurer
Boston, Massachusetts

Peter Levitt	Treasurer	None
200 Bloor Street
Toronto, Ontario

Gordon M. Shone	None	Treasurer
601 Congress Street.
Boston, Massachusetts

Michael J. Mahoney	Chief Compliance Officer	None
601 Congress Street
Boston, Massachusetts

Frank V. Knox	None	Chief Compliance Officer
601 Congress Street
Boston, Massachusetts

(c) None.

Item 28. Location of Accounts and Records

The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 601 Congress Street, Boston Massachusetts 02210-2805 and by MFC Global Investment Management (U.S.), LLC (formerly known as Sovereign Asset Management LLC) at its principal executive offices at 101 Huntington Avenue, Boston, MA 02199. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

(a) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 12th day of October, 2007.

JOHN HANCOCK MUNICIPAL SECURITIES TRUST

By: *

Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title		Date
---------	-----	----

*
------------------------	President and
Keith F. Hartstein	Chief Executive Officer

*
------------------------	Executive Vice President
John G. Vrysen	and Chief Operating Officer

/s/Gordon M. Shone				October 12, 2007
------------------------	Treasurer
Gordon M. Shone	(Chief Accounting Officer)

*
------------------------	Trustee
James R. Boyle

*
------------------------	Trustee
James F. Carlin

*
------------------------	Trustee
William H. Cunningham

*
------------------------	Chairman and Trustee
Ronald R. Dion

*
------------------------	Trustee
Charles L. Ladner

*
------------------------	Trustee
John A. Moore

*
------------------------	Trustee
Patti McGill Peterson

*
------------------------	Trustee
Steven R. Pruchansky

By:

October 12, 2007

/s/Alfred P. Ouellette
Alfred P. Ouellette
Attorney-in-Fact, under
Power of Attorney dated
September 11, 2007

C-5

OPEN END FUNDS:	1933 Act Number	1940 Act Number
John Hancock Bond Trust	2-66906	811-3006
John Hancock California Tax-Free Income Fund	33-31675	811-5979
John Hancock Capital Series	2-29502	811-1677
John Hancock Current Interest	2-50931	811-2485
John Hancock Equity Trust	2-92548	811-4079
John Hancock Institutional Series Trust	33-86102	811-8852
John Hancock Investment Trust	2-10156	811-0560
John Hancock Investment Trust II	2-90305	811-3999
John Hancock Investment Trust III	33-4559	811-4630
John Hancock Municipal Securities Trust	33-32246	811-5968
John Hancock Series Trust	2-75807	811-3392
John Hancock Sovereign Bond Fund	2-48925	811-2402
John Hancock Strategic Series	33-5186	811-4651
John Hancock Tax-Exempt Series Trust	33-12947	811-5079
John Hancock World Fund	33-10722	811-4932

CLOSED END FUND	1933 Act Number	1940 Act Number
John Hancock Bank and Thrift Opportunity Fund	-	811-8568
John Hancock Income Securities	-	811-4186
John Hancock Investors Trust	-	811-4173
John Hancock Patriot Premium Dividend Fund II	-	811-05908
John Hancock Patriot Select Dividend Trust	-	811-06107
John Hancock Preferred Income Fund	333-100531	811-21131
John Hancock Preferred Income Fund II	333-101956	811-21202
John Hancock Preferred Income Fund III	333-102734	811-21287
John Hancock Tax-Advantaged Dividend Income Fund	333-108102	811-21416

POW ER OF ATTORN EY

The undersigned Trustees or officers of each of the above listed Trusts , each a Massachusetts business trust, does hereby severally constitute and appoint THOMAS M. KINZLER, BETSY ANNE SEEL, DAVID D. BARR, GEORGE M. BOYD and ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the
11th day of September, 2007.

/s/James R. Boyle	/s/John A. Moore

James R. Boyle, as Trustee	John A. Moore, as Trustee

/s/James F. Carlin	/s/Patti McGill Peterson

James F. Carlin, as Trustee	Patti McGill Peterson, as Trustee

/s/William H. Cunningham	/s/Steven R. Pruchansky

William H. Cunningham, as Trustee	Steven R. Pruchansky, as Trustee

/s/Ronald R. Dion	/s/Charles A. Rizzo

Ronald R. Dion, as Chairman and Trustee	Charles A. Rizzo, as Chief Financial Officer

/s/Keith F. Hartstein	/s/John G. Vrysen

Keith F. Hartstein, as President and Chief Executive	John G. Vrysen, as Chief Operating Officer
Officer

/s/Charles L. Ladner

Charles L. Ladner, as Trustee

John Hancock Municipal Securities Trust

INDEX TO EXHIBITS

99.(a) Amended and Restated Declaration of Trust dated March 8, 2005 ######

99.(a).1 Amendment, effective July 1, 2005, to the Declaration of Trust, dated March 8, 2005, regarding change of address of principal place of business. #######

99.(b) By-Laws. Amended and Restated By-Laws dated March 8, 2005. #######

99.(c) Instruments Defining Rights of Security Holders. See Exhibit 99. (a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Management Contract between John Hancock Advisers, Inc. and the Registrant.*

99.(d).1 Sub-Advisory Agreement dated December 31, 2005 between the Registrant, John Hancock Advisers, LLC and Sovereign Asset Management LLC.########

99.(e) Underwriting Contracts. Distribution Agreement between John Hancock Funds, Inc. and the Registrant.*

99.(e).1 Amendment to Distribution Agreement dated September 30, 1996.***

99.(e).2 Form of Financial Institution Sales and Service Agreement.****

99.(e).3 Form of Soliciting Dealer Agreement between John Hancock Broker Distribution Services, Inc. and Selected Dealers.#####

99.(f) Bonus or Profit Sharing Contracts. Not Applicable.

99.(g) Custody Agreement between John Hancock Mutual Funds and Bank of New York dated September 10, 2001.##

99.(h) Other Material Contracts. Master Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 2007.+

99.(h).1 Amendment to Accounting and Legal Services Agreement between John Hancock Advisers LLC and Registrant as of January 1, 1996.######

99.(h).2 Amendment to Accounting and Legal Services Agreement and Registrant dated as of March 8, 2005.######

99.(i) Legal Opinion.(to be filed by Amendment)

99.(j) Other Opinions. Not Applicable.

99.(k) Omitted Financial Statements. Not Applicable.

99.(l) Initial Capital Agreements. None.

99.(m) Rule 12b-1 Plan. Class A Distribution Plan between Tax-Free Bond Fund and John Hancock Funds, Inc. dated June 26. 1996.*

99.(m).1 Class B Distribution Plan between Tax-Free Bond Fund and John Hancock Funds, Inc. dated December 22, 1994.*

99.(m).2 Class A Distribution Plan between High Yield Tax-Free Fund and John Hancock Funds, Inc. dated September 30, 1996.***

99.(m).3 Class B Distribution Plan between High Yield Tax-Free Fund and John

Hancock Funds, Inc. dated September 30, 1996.***

99.(m) 4 Rule 12b-1 Plan. Amended and Restated Distribution Plans for Class C Shares between John Hancock Tax-Free Bond Fund and John Hancock High Yield Tax-Free Fund and John Hancock Fund's, Inc. dated April 1, 1999.******

99.(n) Financial Data Schedule. Not Applicable

99.(o) John Hancock Funds Class A, Class B and Class C amended and restated Multiple Class Plan pursuant to Rule 18f-3 for John Hancock Tax Free Bond Trust dated April 1, 1999.*****

99.(p) Code of Ethics for John Hancock Funds, MFC Global Investment Management (U.S.), LLC formerly known as Sovereign Asset Management LLC and each open-end and closed-end fund dated July 1, 2006.#######

99.(p). 1 Code of Ethics for the Independent Directors/Trustees of the John Hancock Funds dated December 6, 2005.#######

* Previously filed electronically with post-effective amendment no. 7 (file nos. 33-32246 and 811- 5968) on February 24, 1995, accession number 0000950129-95-000095.

** Previously filed electronically with post-effective amendment no. 8 (file nos. 33-3246 and 811- 5968) on February 29, 1996, accession number 000950135-96-001238.

*** Previously filed electronically with post-effective amendment no. 12 (file nos. 33-32246 and 811- 5968) on December 23, 1996, accession number 0001010521-96-000229.

**** Previously filed electronically with post-effective amendment no. 15 (file nos. 33-32246 and 811- 5968) on December 28, 1998, accession number 0001010521-98-000405.

***** Previously filed electronically with post-effective amendment no. 16 (file nos. 33-32246 and 811- 5968) on January 25, 1999, accession number 0001010521-99-000056

****** Previously filed electronically with post-effective amendment no. 17 (file nos. 33-32246 and 811- 5968) on December 27, 1999, accession number 0001010521-99-000396.

# Previously filed electronically with post-effective amendment no. 18 (file nos. 33-32246 and 811- 5968) on December 27, 1999, accession number 0001010521-00-000437.

## Previously filed electronically with post-effective amendment no. 20 (file nos. 33-32246 and 811- 5968) on October 30, 2001, accession number 0001010521-01-500241.

### Previously filed electronically with post-effective amendment no. 21 (file nos. 33-32246 and 811- 5968) on December 27, 2001, accession number 0001010521-01-000302.

#### Previously filed electronically with post-effective amendment no. 22 (file nos. 33-32246 and 811- 5968) on December 27, 2002, accession number 0001010521-02-000368.

##### Previously filed electronically with post-effective amendment no. 24 (file nos. 33-32246 and 811- 5968) on October 26, 2004, accession number 0001010521-04-000262.

###### Previously filed electronically with post-effective amendment no. 26 (file nos. 33-32246 and 811-5968) on December 28, 2005, accession number 0001010521-05-000529.

####### Previously filed electronically with post-effective amendment no. 27 (file nos. 33-32246 and 811-5968) on December 27, 2006, accession number 0001010521-06-000989.

+ Filed herewith.